DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             ------------------------------
                             ----------------------

                           EQUITY INVESTOR FUND
                           INDEX SERIES
                           S&P 500 TRUST 2
                           S&P MIDCAP TRUST
                           (A UNIT INVESTMENT TRUST)
                           -  MONTHLY INCOME
                           -  DIVERSIFICATION
                           -  REINVESTMENT OPTION

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated April 28, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks or bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, risk tolerance or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION ON THIS PROSPECTUS IS AS OF THE EVALUATION DATE, DECEMBER 31, 1999.

CONTENTS
                                       PAGE
                                       ---
S&P 500 Trust 2 Risk/Return Summary..    3
S&P 500 MidCap Trust
  Risk/Return Summary................    5
What You Can Expect From Your
  Investment.........................    7
  Income.............................    7
  Records and Reports................    7
The Risks You Face...................    7
  Litigation and Legislation Risks...    7
Selling Units........................    7
  Sponsors' Secondary Market.........    7
  Selling Units to the Trustee.......    8
How The Fund Works...................    8
  Pricing............................    8
  Evaluations........................    8
  Income.............................    8
  Expenses...........................    9
  Portfolio Changes..................    9
  Fund Termination...................    9
  Certificates.......................   10
  Trust Indenture....................   10
  Legal Opinion......................   11
  Auditors...........................   11
  Sponsors...........................   11
  Trustee............................   11
  Underwriters' and Sponsors'
    Profits..........................   11
  Public Distribution................   12
  Code of Ethics.....................   12
  Year 2000 Issues...................   12
Taxes................................   12
Supplemental Information.............   13
Financial Statements.................  D-1

--------------------------------------------------------------------------------

S&P 500 TRUST 2 RISK/RETURN SUMMARY

 1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?

  -  The objective of this Defined Fund is
     designed to produce investment results
     corresponding to the performance of the
     Standard & Poor's 500 Stock Price
     Composite Index.
 2.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  - The Portfolio contains 500 common stocks structured to mirror, as closely as possible, the total return of the S&P 500
     Index.

    -- With a single, convenient purchase, you can participate in the total return performance of an index broadly representing the market. This diversification reduces the risk of selecting individual stocks or market sectors.

  - The Fund plans to hold the stocks in the Portfolio for approximately 17 years. The
     Fund will terminate by February 28, 2017.
 3.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Stock prices can be volatile.

  -  Dividend rates on the stocks or share
     prices may decline during the life of the Fund.

  - The Fund may continue to hold the stocks originally selected even though their market value or yield may have changed.

 4.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want current monthly income.
     You will benefit from a professionally
     selected and supervised portfolio whose
     risk is reduced by investing in equity
     securities of many different issuers.
     The Fund is NOT appropriate for you if
     you are unwilling to take the risk
     involved with an equity investment.

 5.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses
     you may pay, directly or indirectly, when you invest in the Fund.

                                                   $0.77
     Trustee's Fee
                                                   $0.65
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
     ESTIMATED ANNUAL OPERATING EXPENSES
                                                  AMOUNT
                                              PER 1,000 UNITS
                                              ---------------
                                                   $1.03
     Other Operating Expenses
                                                   -----
                                                   $2.45
     TOTAL

     The Sponsors historically paid updating
     expenses.

     INVESTOR FEES

     You will pay an up-front sales fee of
     approximately 2.25%. The fee will be reduced for quantity purchases, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $25,000             2.25%
     $25,000 to $49,999            2.00%
     $50,000 to $74,999            1.75%
     $75,000 to $99,999            1.50%
     $100,000-$249,999             1.25%
     $250,000-$999,999             1.00%
     $1,000,000-$4,999,999         0.75%
     $5,000,000-$14,999,999        0.50%
     $15,000,000 or more           0.25%

 6.  IS THE FUND MANAGED?
     Unlike a mutual fund, the Fund is not
     managed. However, stocks may be purchased or sold to reflect changes in the Index.
     The Sponsors monitor the portfolio and
     may instruct the Trustee to sell
     securities under certain limited
     circumstances.

--------------------------------------------------------------------------------

 7.  HOW DO I BUY UNITS?

     The minimum investment is $250.

     You can buy units from the Sponsors.

     UNIT PRICE PER 1,000 UNITS      $3,149.26
     (as of December 31, 1999)

     Unit price is based on the net asset
     value of the Fund plus the up-front sales fee.
     The Portfolio stocks are valued by the
     Trustee on the basis of their closing
     prices at 4:00 p.m. Eastern time every
     business day. Unit price changes every
     day with changes in the prices of the
     stocks.

 8.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     the Sponsors or the Trustee for the net
     asset value determined at the close of
     business on the date of sale.

 9.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays monthly distributions of
     any dividend income, net of expenses, on the 25th of each month, if you own units on the 10th of that month. Distributions of ordinary income will be dividends for federal income tax purposes and may be eligible for the dividends-received deduction for corporations. Distributions to foreign investors will generally be subject to withholding taxes.

10.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You may choose to reinvest your
     distributions into additional units of
     the Fund. Unless you choose reinvestment, you will receive your income distributions in cash.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on designated exchanges.

--------------------------------------------------------------------------------

S&P 500 MIDCAP TRUST RISK/RETURN SUMMARY

 1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?

  -  The objective of this Defined Fund is
     designed to produce investment results
     corresponding to the performance of the
     Standard & Poor's MidCap 400 Stock Price
     Composite Index.

 2.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  - The Portfolio contains 400 common stocks structured to mirror, as closely as possible, the total return of the S&P
     MidCap 400 Index.

    -- With a single, convenient purchase, you can participate in the total return performance of an index broadly representing the market. This diversification reduces the risk of selecting individual stocks or market sectors.

  - The Fund plans to hold the stocks in the Portfolio for approximately 17 years. The
     Fund will terminate by February 28, 2017.
 3.  WHAT ARE THE SIGNIFICANT RISKS?
     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Stock prices can be volatile.

  -  Dividend rates on the stocks or share
     prices may decline during the life of the Fund.

  - The Fund may continue to hold the stocks originally selected even though their market value or yield may have changed.

 4.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want current monthly income.
     You will benefit from a professionally
     selected and supervised portfolio whose
     risk is reduced by investing in equity
     securities of many different issuers.
     The Fund is NOT appropriate for you if
     you are unwilling to take the risk
     involved with an equity investment.

 5.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses
     you may pay, directly or indirectly, when you invest in the Fund.

                                                   $0.81
     Trustee's Fee
                                                   $0.65
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
     ESTIMATED ANNUAL OPERATING EXPENSES
                                                  AMOUNT
                                              PER 1,000 UNITS
                                              ---------------
                                                   $0.82
     Other Operating Expenses
                                                   -----
                                                   $2.28
     TOTAL

     The Sponsors historically paid updating
     expenses.

     INVESTOR FEES

     You will pay an up-front sales fee of
     approximately 2.25%. The fee will be reduced for quantity purchases, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $25,000             2.25%
     $25,000 to $49,999            2.00%
     $50,000 to $74,999            1.75%
     $75,000 to $99,999            1.50%
     $100,000-$249,999             1.25%
     $250,000-$999,999             1.00%
     $1,000,000-$4,999,999         0.75%
     $5,000,000-$14,999,999        0.50%
     $15,000,000 or more           0.25%

 6.  IS THE FUND MANAGED?
     Unlike a mutual fund, the Fund is not
     managed. However, stocks may be purchased or sold to reflect changes in the Index.
     The Sponsors monitor the portfolio and
     may instruct the Trustee to sell
     securities under certain limited
     circumstances.

--------------------------------------------------------------------------------

 7.  HOW DO I BUY UNITS?

     The minimum investment is $250.

     You can buy units from the Sponsors.

     UNIT PRICE PER 1,000 UNITS      $1,627.10
     (as of December 31, 1999)

     Unit price is based on the net asset
     value of the Fund plus the up-front sales fee.
     The Portfolio stocks are valued by the
     Trustee on the basis of their closing
     prices at 4:00 p.m. Eastern time every
     business day. Unit price changes every
     day with changes in the prices of the
     stocks.

 8.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     the Sponsors or the Trustee for the net
     asset value determined at the close of
     business on the date of sale.

 9.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays monthly distributions of
     any dividend income, net of expenses, on the 25th of each month, if you own units on the 10th of that month. Distributions of ordinary income will be dividends for federal income tax purposes and may be eligible for the dividends-received deduction for corporations. Distributions to foreign investors will generally be subject to withholding taxes.

10.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You may choose to reinvest your
     distributions into additional units of
     the Fund. Unless you choose reinvestment, you will receive your income distributions in cash.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on designated exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME

Because the Fund generally pays dividends as they are received, individual income payments will fluctuate based upon the amount of dividends declared and paid by each issuer. Other reasons your income may vary are:
  - changes to the Portfolio because of sales of securities;
  - changes in the Fund's expenses; and
  - the amount of dividends declared and paid.

There can be no assurance that any dividends will be declared or paid.

RECORDS AND REPORTS

You will receive:
- a notice from the Trustee if new equity securities are deposited in exchange or substitution for equity securities originally deposited;
- annual reports on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF INCOME RECEIVED DURING THE YEAR. PLEASE CONTACT YOUR TAX ADVISER IN THIS REGARD.

You may inspect records of Portfolio transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the Fund by:
  - reducing the dividends-received deduction or
  - increasing the corporate tax rate resulting in less money available for dividend payments.

SELLING UNITS

You can sell your units at any time for a price based on their net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the Portfolio securities, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors, and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the Portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value less any remaining deferred sales fee and the cost of liquidating securities to meet the redemption. We may resell the units to other buyers or to the Trustee.

We have maintained a secondary market continuously for more than 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by contacting your broker, dealer or financial institution that holds your units in street name. Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee will sell your units in the over-the-counter market if it believes it can obtain a higher price. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for the units you are selling we will select securities to be sold. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than you paid for your unit and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
  - for any other period permitted by SEC order.

HOW THE FUND WORKS

PRICING

Units are charged an initial sales fee.

EVALUATIONS

The Trustee values the securities on each business day (i.e., any day other than Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). If the securities are listed on a national securities exchange or the Nasdaq National Market, evaluations are generally based on closing sales prices on that exchange or that system or, if closing sales prices are not available, at the mean between the closing bid and offer prices.

INCOME
- The annual income per unit, after deducting estimated annual Fund expenses per unit, will depend primarily upon the amount of dividends declared and paid by the issuers of the securities and changes in the expenses of the Fund and, to a lesser degree, upon the level of sales of securities. There is no assurance that dividends on the securities will continue at their current levels or be declared at all.

- Each unit receives an equal share of monthly distributions of dividend income net of estimated expenses. Because dividends on the securities are not received at a constant rate throughout the year, any distribution may be more or less than the amount then credited to the Income Account. The Trustee credits dividends received to an Income Account and other receipts to a Capital Account. The Trustee may establish a reserve account by withdrawing from the these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.
- Subject to the reinvestment plan, your monthly income distribution will be substantially equal to 1/12 of your share of the estimated annual income, net of estimated expenses.

EXPENSES

The Trustee is paid a fee monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 70 CENTS per 1,000 units annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Fund's registration statement yearly are now chargeable to the Fund. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. Certain of these expenses were previously paid for by the Sponsors.

The Trustee's and Sponsors' fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell securities if cash is not available.

PORTFOLIO CHANGES

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio.

We decide whether to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the Portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. Unless you choose to receive an in-kind distribution of securities, we will sell any remaining securities, and you will receive your final distribution in cash.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by deliverying satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors and the Trustee, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Trustee may resign or be removed by the Sponsors without the consent of investors. The resignation or removal of the Trustee becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or

  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee and the Sponsors.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Trustee for the S&P500 Trust 2 is The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10268. The Trustee for the S&P MidCap Trust is The Bank of New York, 101 Barclay Street--17W, New York, New York 10268. Each Trustee is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. Any cash made available by you to the Sponsors before the settlement date for your units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in a Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summarizes some of the important income tax consequences of holding Units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund intends to quality for special tax treatment as a regulated investment company so that it will not be subject to federal income tax on the portion of its taxable income that it distributes to investors in a timely manner.

DISTRIBUTIONS

Distributions to you of the Fund's dividend income and of the Fund's gains from Securities it has held for one year or less will generally be taxed to you as ordinary income, to the extent of the Fund's taxable income not attributable to the Fund's net capital gain. Distributions to you in excess of the Fund's taxable income will be treated as a return of capital and will reduce your basis in your Units. To the extent such distributions exceed your basis, they will be treated as gain from the sale of your Units.

Distributions to you that are treated as ordinary income will constitute dividends for federal income tax purposes. Corporate investors may be eligible for the 70% dividends-received deduction with respect to these distributions. You should consult your tax adviser.

Distributions to you of the Fund's net capital gain will generally be taxable to you as long-term capital gain, regardless of how long you have held your Units.

GAIN OR LOSS UPON DISPOSITION

You will generally recognize capital gain or loss when you dispose of your Units. If you receive Securities upon redemption of your Units, you will generally recognize capital gain or loss equal to the difference between your basis in your Units and the fair market value of the Securities received in redemption.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain or loss will generally be long-term if you have held your investment which produces the gain or loss for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR BASIS IN THE SECURITIES

Your aggregate basis in the Units will generally be equal to the cost of your Units, including the initial sales charge. You should not increase your basis in your Units by deferred sales charges or organizational expenses.

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you will generally be subject to 30% withholding tax (or a lower applicable treaty rate) on your share of dividends received by the Portfolio. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

EIF INDEX SERIES S&P 500 TRUST 2
FUNDS - EQUITY INVESTOR FUND INDEX SERIES, S&P 500 TRUST - 2

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders of Defined Asset Funds - Equity Investor Fund
  Index Series, S&P 500 Trust - 2:

We have audited the accompanying statement of condition of Defined Asset Funds - Equity Investor Fund Index Series, S&P 500 Trust - 2, including the portfolio, as of December 31, 1999 and the related statements of operations and of changes in net assets for the years ended December 31, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 1999, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Equity Investor Fund Index Series, S&P 500 Trust - 2 at December 31, 1999 and the results of its operations and changes in its net assets for the above-stated years in accordance with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, N.Y.
April 7, 2000

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S&P 500 TRUST - 2

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $317,770,615) (Note 1)......................................  $594,043,214
  Dividends receivable................................................       533,156
  Receivable for securities sold or redeemed..........................        50,926
  Receivable for unit creations.......................................    13,274,260
                                                                        ------------

            Total trust property......................................   607,901,556
LESS LIABILITIES:
  Advance from Trustee..................................$  18,597,970
  Payable for securities purchased......................      868,985     19,466,955
                                                        -------------   ------------

NET ASSETS, REPRESENTED BY:
  191,148,076 units of fractional
    undivided interest outstanding (Note 3).............  588,088,725
  Undistributed net investment income...................      345,876   $588,434,601
                                                         ------------   ============

UNIT VALUE ($588,434,601 / 191,148,076 units).........................      $3.07842
                                                                            ========

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S&P 500 TRUST - 2

STATEMENTS OF OPERATIONS

                                                            Years Ended December 31,
                                                          1999         1998         1997
INVESTMENT INCOME:
  Dividend income................................... $  6,800,919  $ 6,206,686  $ 5,437,111
  Trustee's fees and expenses.......................     (322,245)    (283,672)    (263,578)
  Sponsors' fees....................................      (95,316)     (65,594)     (38,939)
                                                     ------------  -----------  -----------

  Net investment income.............................    6,383,358    5,857,420    5,134,594
                                                     ------------  -----------  -----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Realized gain on securities sold or
    redeemed........................................   22,791,541   29,054,094    8,835,928
  Unrealized appreciation of investments............   72,334,928   67,393,815   71,135,157
                                                     ------------  -----------  -----------

  Net realized and unrealized gain on
    investments.....................................   95,126,469   96,447,909   79,971,085
                                                     ------------  -----------  -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS........................................ $101,509,827 $102,305,329  $85,105,679
                                                     ============ ============  ===========

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S&P 500 TRUST - 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                           Years Ended December 31,
                                                       1999          1998          1997
OPERATIONS:
  Net investment income.........................  $  6,383,358  $  5,857,420  $  5,134,594
  Realized gain on securities sold or
    redeemed....................................    22,791,541    29,054,094     8,835,928
  Unrealized appreciation of investments........    72,334,928    67,393,815    71,135,157
                                                  ------------  ------------  ------------

  Net increase in net assets resulting from
    operations..................................   101,509,827   102,305,329    85,105,679
                                                  ------------  ------------  ------------

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income........................................    (6,459,760)   (5,794,392)   (5,052,051)
  Principal.....................................   (23,000,107)  (23,521,054)   (8,451,033)
                                                  ------------  ------------  ------------

  Total distributions...........................   (29,459,867)  (29,315,446)  (13,503,084)
                                                  ------------  ------------  ------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Issuances of 21,334,738, 27,246,670 and
    24,145,777 units, respectively..............    61,737,160    68,522,390    47,828,865
  Redemptions of 5,094,384, 10,048,419 and
    2,668,129 units, respectively...............   (14,743,642)  (23,380,945)   (5,411,755)
                                                  ------------  ------------  ------------

NET CAPITAL SHARE TRANSACTIONS..................    46,993,518    45,141,445    42,417,110
                                                  ------------  ------------  ------------

NET INCREASE IN NET ASSETS......................   119,043,478   118,131,328   114,019,705

NET ASSETS AT BEGINNING OF YEAR.................   469,391,123   351,259,795   237,240,090
                                                  ------------  ------------  ------------

NET ASSETS AT END OF YEAR.......................  $588,434,601  $469,391,123  $351,259,795
                                                  ============  ============  ============

PER UNIT:
  Income distributions during year                    $0.03518      $0.03429      $0.03335
                                                      ========      ========      ========

  Principal distributions during year                 $0.12306      $0.13853      $0.05397
                                                      ========      ========      ========

  Net asset value at end of year                      $3.07842      $2.68365      $2.22726
                                                      ========      ========      ========

TRUST UNITS OUTSTANDING AT END OF YEAR             191,148,076   174,907,722   157,709,471
                                                   ===========   ===========   ===========

                            See Notes to Financial Statements.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S&P 500 TRUST - 2

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at market value based on the closing sale price on the exchange on which it is listed. Realized gains or losses on sales of securities are determined using the first-in, first-out cost method.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c)  Dividend income is recorded on the ex-dividend date.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders on the twenty-fifth day of each month. Receipts other than dividends, after deductions for redemptions and applicable expenses, are also distributed periodically.

3.   NET CAPITAL

     Cost of 191,148,076 units at Dates of Deposit.............   $328,145,373
     Less sales charge.........................................      7,383,928
                                                                  ------------
     Net amount applicable to Holders..........................    320,761,445
     Redemptions of units - net cost of 22,023,241 units
       redeemed less redemption amounts........................    (17,275,192)
     Realized gain on securities sold or redeemed..............     65,587,177
     Principal distributions...................................    (57,257,304)
     Net unrealized appreciation of investments................    276,272,599
                                                                  ------------

     Net capital applicable to Holders.........................   $588,088,725
                                                                  ============

4.   REDEMPTIONS

     Holders may request redemptions of units by presentation thereof to the Trustee, The Chase Manhattan Bank.

5.   INCOME TAXES

     As of December 31, 1999 net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $276,272,599 of which $292,605,125 related to appreciated securities and $16,332,526 related to depreciated securities. The aggregate cost of investment securities for Federal income tax purposes was $317,770,615 at December 31, 1999.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
 1   Microsoft Corp.                    248,900     $ 6,431,219      $ 29,059,075        4.8917%
 2   General Electric Company           158,300       7,393,034        24,496,925        4.1238%
 3   Cisco Systems, Inc.                157,800       2,848,243        16,904,325        2.8456%
 4   Wal-Mart Stores, Inc.              214,700       3,714,258        14,841,138        2.4983%
 5   Exxon Mobil Corp.                  166,601       7,431,115        13,421,793        2.2594%
 6   Intel Corp.                        161,200       3,961,741        13,268,775        2.2336%
 7   Lucent Technologies Inc.           151,130       3,458,388        11,306,413        1.9033%
 8   International Business              87,000       3,112,272         9,396,000        1.5817%
 9   Citigroup Inc.                     162,611       3,459,425         9,035,074        1.5209%
 10  America Online, Inc.               107,800       4,519,589         8,132,163        1.3690%
 11  American International              74,650       3,076,479         8,071,531        1.3587%
 12  SBC Communications, Inc.           164,567       4,528,873         8,022,641        1.3505%
 13  A T&T Corp                         154,118       4,539,895         7,821,489        1.3167%
 14  Oracle Corporation                  68,718       1,063,073         7,700,711        1.2963%
 15  Home Depot Inc.                    111,000       2,011,006         7,610,438        1.2811%
 16  Merck & Co., Inc.                  112,800       4,078,092         7,564,650        1.2734%
 17  MCI Worldcom Inc                   136,923       3,181,791         7,265,477        1.2231%
 18  Proctor & Gamble Co.                63,400       3,113,217         6,946,263        1.1693%
 19  Coca-Cola Company                  119,200       5,076,849         6,943,400        1.1688%
 20  Nortel Networks Corp.               64,440       1,320,754         6,508,440        1.0956%
 21  Dell Computer Corp.                122,600         986,223         6,252,600        1.0525%
 22  Royal Dutch Petroleum Co           103,400       3,817,790         6,249,238        1.0520%
 23  Johnson & Johnson                   67,100       3,228,101         6,248,688        1.0519%
 24  Bristol-Myers Squibb Co.            95,700       2,636,626         6,142,744        1.0341%
 25  Pfizer, Inc.                       186,800       2,800,734         6,059,325        1.0200%
 26  Sun Microsystems, Inc.              75,400         678,447         5,838,788        0.9829%
 27  Qualcomm                            32,000       1,429,894         5,636,000        0.9488%
 28  Hewlett-Packard Co.                 49,200       2,231,016         5,605,725        0.9437%
 29  Yahoo                               12,700       4,371,800         5,495,131        0.9250%
 30  EMC Corp/Mass                       49,100         629,326         5,364,175        0.9030%
 31  Bell Atlantic Corp.                 74,888       2,564,377         4,610,293        0.7761%
 32  Time Warner, Inc.                   62,100       1,914,985         4,498,369        0.7572%
 33  Motorola, Inc.                      29,400       1,727,376         4,329,150        0.7288%
 34  Bellsouth Corp.                     90,800       1,949,565         4,250,575        0.7155%
 35  Bank Of America Corp.               82,326       3,294,037         4,131,736        0.6955%
 36  Morgan Stanley Dean Witter          26,882       1,270,287         3,837,406        0.6460%
 37  Texas Instruments, Inc.             38,700         834,083         3,749,063        0.6311%
 38  American Express Company            21,600       1,194,247         3,591,000        0.6045%
 39  Lilly (Eli) & Co.                   52,600       1,815,606         3,497,900        0.5888%
 40  Warner-Lambert Co.                  41,400       1,175,497         3,392,213        0.5710%
 41  Du Pont (E.I.) De Nemours           50,350       2,309,488         3,316,806        0.5583%
 42  GTE Corp.                           46,900       2,066,482         3,309,381        0.5571%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
 43  Wells Fargo & Co.                   79,200     $ 2,077,664       $ 3,202,650        0.5391%
 44  Tyco International, Ltd.            81,444       1,718,671         3,166,136        0.5330%
 45  Ford Motor Company                  58,300       1,566,358         3,115,406        0.5244%
 46  Chase Manhattan (New)               39,820       1,567,637         3,093,516        0.5208%
 47  Federal National Mortgage           49,500       1,751,280         3,090,656        0.5203%
 48  Schering-Plough                     70,900       1,338,202         2,991,094        0.5035%
 49  Amgen, Inc.                         49,300         678,819         2,961,081        0.4985%
 50  The Walt Disney Co.                 99,500       2,287,550         2,910,375        0.4899%
 51  Sprint Corp. Fon Group              42,000         981,656         2,827,125        0.4759%
 52  Chevron Corp.                       31,700       1,863,425         2,746,013        0.4623%
 53  Abbott Laboratories                 74,200       1,792,585         2,694,388        0.4536%
 54  Philip Morris Companies,           114,100       3,493,117         2,645,694        0.4454%
 55  McDonald's Corp.                    65,300       1,471,949         2,632,406        0.4431%
 56  American Home Products              63,000       1,858,398         2,484,563        0.4182%
 57  Pepsico, Inc.                       70,200       1,893,688         2,474,550        0.4166%
 58  CBS Corp                            36,754         850,179         2,349,959        0.3956%
 59  Applied Materials Inc.              18,300         492,367         2,318,381        0.3903%
 60  Mediaone Group Inc                  29,500         700,078         2,265,969        0.3814%
 61  General Motors Corp.                30,900       1,462,829         2,246,044        0.3781%
 62  Compaq Computer Corp.               81,998       1,500,735         2,219,071        0.3736%
 63  Honeywell International Inc.        38,237       1,126,896         2,205,797        0.3713%
 64  Gillette Company                    51,700       1,769,031         2,129,394        0.3585%
 65  Sprint Corp.(PCS Group)             20,750         343,939         2,126,875        0.3580%
 66  Medtronic, Inc.                     57,700       1,191,692         2,102,444        0.3539%
 67  Viacom, Inc. Class B                33,600         774,294         2,030,700        0.3418%
 68  GAP, Inc.                           41,287         472,202         1,899,202        0.3197%
 69  Minnesota Mining & Manuf            19,400       1,319,988         1,898,775        0.3196%
 70  Boeing Co.                          45,113       1,715,528         1,874,968        0.3156%
 71  Comcast Corp. Special               36,300         482,225         1,835,419        0.3090%
 72  Global Crossing Ltd                 36,620         744,393         1,831,000        0.3082%
 73  Colgate-Palmolive Co.               28,100         699,590         1,826,500        0.3075%
 74  Computer Associates Int'l           25,962         754,229         1,815,717        0.3057%
 75  Nextel Comm.                        17,500         731,463         1,804,688        0.3038%
 76  Banc One Corp.                      55,272       2,047,131         1,772,159        0.2983%
 77  US West Inc                         24,422         850,175         1,758,384        0.2960%
 78  Kimberly-Clark Corp.                26,220         994,115         1,710,855        0.2880%
 79  Automatic Data Processing           30,200         672,988         1,627,025        0.2739%
 80  Anheuser-Busch                      22,400         830,334         1,587,600        0.2673%
 81  Federal Home Loan Mortgage          33,500         886,964         1,576,594        0.2654%
 82  Dayton-Hudson Corp.                 21,300         476,395         1,564,219        0.2633%
 83  First Union Corp.                   47,614       2,253,442         1,562,334        0.2630%
 84  Fleet Boston Financial Corp         44,155       1,209,059         1,537,146        0.2588%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
 85  Enron Corp.                         34,500       $ 765,887       $ 1,530,938        0.2577%
 86  Corning Inc.                        11,800         410,852         1,521,463        0.2561%
 87  Charles Schwab Corp                 39,600         491,896         1,519,650        0.2558%
 88  Electronic Data Systems             22,700         941,396         1,519,481        0.2558%
 89  United Technologies Corp            23,100         752,156         1,501,500        0.2528%
 90  Unilever N.V.                       27,557       1,260,548         1,500,134        0.2525%
 91  Merrill Lynch & Co.                 17,900         808,384         1,494,650        0.2516%
 92  Schlumberger, Ltd.                  26,500       1,034,668         1,490,625        0.2509%
 93  Alcoa Inc.                          17,700         538,472         1,469,100        0.2473%
 94  Clear Channel Comm.                 16,300         781,718         1,454,775        0.2449%
 95  Texaco, Inc.                        26,700       1,173,720         1,450,144        0.2441%
 96  Carnival Corp.                      29,800       1,292,697         1,424,813        0.2399%
 97  Bank Of New York Co. Inc            35,500         584,220         1,420,000        0.2390%
 98  Dow Chemical                        10,600         810,145         1,416,425        0.2384%
 99  Walgreen Co.                        48,400         503,980         1,415,700        0.2383%
100  Atlantic Richfield                  15,600         974,015         1,349,400        0.2272%
101  Solectron Corp                      14,100         712,476         1,341,263        0.2258%
102  Alltel Corp                         15,100         662,281         1,248,581        0.2102%
103  Tellabs Inc.                        19,400         420,043         1,245,238        0.2096%
104  Marsh & Mclennan Companies          12,900         528,747         1,234,369        0.2078%
105  Emerson Electric Co.                21,000         916,748         1,204,875        0.2028%
106  Pharmacia & Upjohn, Inc.            25,050         955,281         1,127,250        0.1898%
107  International Paper Co.             19,949         782,776         1,125,872        0.1895%
108  Gateway Inc                         15,300         459,504         1,102,556        0.1856%
109  Gannett Co.                         13,500         523,493         1,101,094        0.1854%
110  Lowe's Companies, Inc.              18,400         434,219         1,099,400        0.1851%
111  Fifth Third Bancorp                 14,925         613,844         1,095,122        0.1844%
112  Monsanto Co.                        30,600         870,515         1,090,125        0.1835%
113  J.P. Morgan & Co.                    8,400         763,895         1,063,650        0.1791%
114  Suntrust Banks, Inc.                15,400         823,565         1,059,713        0.1784%
115  MBNA Corporation                    38,632         436,630         1,052,722        0.1772%
116  Micron Technology, Inc.             13,000         567,434         1,010,750        0.1701%
117  Eastman Kodak Co.                   15,200         993,284         1,007,000        0.1695%
118  Firstar Corporation                 47,200       1,329,906           997,100        0.1678%
119  First Data Corp.                    20,200         713,074           996,113        0.1677%
120  Illinois Tool Works, Inc            14,500         621,828           979,656        0.1649%
121  Costco Wholesale Corp.              10,704         336,261           976,740        0.1644%
122  Sara Lee Corp.                      43,800         780,446           966,338        0.1627%
123  Associates First Cap Corp.          35,058         925,590           961,904        0.1619%
124  Seagram Company, Ltd.               20,900         748,206           939,194        0.1581%
125  BMC Software, Inc.                  11,700         662,725           935,269        0.1574%
126  Allstate Corp                       38,768         963,369           930,432        0.1566%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
127  Cendant Corporation                 34,248       $ 870,178         $ 909,713        0.1531%
128  American General Corp.              11,900         548,264           902,913        0.1520%
129  Duke Energy                         17,600         853,460           882,200        0.1485%
130  Baxter International, In            14,000         539,759           879,375        0.1480%
131  Safeway Inc                         24,500       1,187,817           871,281        0.1467%
132  Omnicom Group                        8,600         388,972           860,000        0.1448%
133  Halliburton Co.                     21,300         597,648           857,325        0.1443%
134  Household International,            22,679         571,888           844,793        0.1422%
135  U.S. Bancorp                        35,100         999,023           835,819        0.1407%
136  Mellon Financial Corp.              24,500         419,733           834,531        0.1405%
137  Weyerhaeuser Co.                    11,300         556,942           811,481        0.1366%
138  Caterpillar Inc.                    17,200         599,312           809,475        0.1363%
139  Apple Computer Inc.                  7,800         293,770           801,938        0.1350%
140  Campbell Soup Co.                   20,600         673,204           796,963        0.1342%
141  Columbia HCA Healthcare             27,138         832,956           795,483        0.1339%
142  Analog Devices                       8,400         487,069           781,200        0.1315%
143  3Com Corp.                          16,600         752,216           780,200        0.1313%
144  Interpublic Group Cos               13,500         274,325           778,781        0.1311%
145  Southern Company                    32,400         744,932           761,400        0.1282%
146  Computer Sciences Corp.              8,000         319,984           757,000        0.1274%
147  Kroger Company                      40,100         662,877           756,888        0.1274%
148  CVS Corp.                           18,900         495,035           754,819        0.1271%
149  Conoco Inc Cl B                     30,200         808,876           751,225        0.1265%
150  AES Corporation                     10,000         394,357           747,500        0.1258%
151  Xerox Corp.                         32,000         876,240           726,000        0.1222%
152  Cigna Corp.                          9,000         409,835           725,063        0.1221%
153  Washington Mutual, Inc.             27,798       1,066,901           722,748        0.1217%
154  General Instrument Corp              8,400         183,624           714,000        0.1202%
155  Bestfoods                           13,500         490,633           709,594        0.1195%
156  National City Corp.                 29,700         852,751           703,519        0.1184%
157  Xilinx Inc Com.                     15,400         686,213           700,219        0.1179%
158  Guidant Corp.                       14,800         312,527           695,600        0.1171%
159  Heinz (H.J.) Co.                    17,250         623,603           686,766        0.1156%
160  Nike, Inc. Class B                  13,500         510,085           669,094        0.1126%
161  Wachovia Corp.                       9,800         560,057           666,400        0.1122%
162  Albertson's, Inc.                   20,442         670,977           659,255        0.1110%
163  Cardinal Health, Inc                13,500         754,064           646,313        0.1088%
164  Computerware, Corp.                 17,300         670,850           644,425        0.1085%
165  Novell, Inc.                        16,100         262,541           642,994        0.1082%
166  Williams Companies, Inc.            21,000         474,873           641,813        0.1080%
167  Tribune Company                     11,500         232,504           633,219        0.1066%
168  PNC Bank Corp.                      14,200         514,565           631,900        0.1064%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
169  Sysco Corp.                         15,900       $ 260,556         $ 629,044        0.1059%
170  Providian Financial Corp             6,900         188,854           628,331        0.1058%
171  Pitney-Bowes, Inc.                  12,800         387,989           618,400        0.1041%
172  Aflac                               12,800         650,780           604,000        0.1017%
173  PE Corp - Biosystems Group           5,000         160,010           601,563        0.1013%
174  Kellogg Co.                         19,500         673,042           600,844        0.1011%
175  Network Appliance                    7,200         192,113           598,050        0.1007%
176  FDX Corporation                     14,380         350,270           588,681        0.0991%
177  McGraw-Hill Companies Inc.           9,500         269,437           585,438        0.0986%
178  Clorox Co.                          11,400         331,545           574,275        0.0967%
179  Phillips Petroleum Co.              12,200         462,056           573,400        0.0965%
180  Kohls Corporattion                   7,900         448,772           570,281        0.0960%
181  Northern Trust Corp                 10,700         381,606           567,100        0.0955%
182  State Street Corp.                   7,700         434,158           562,581        0.0947%
183  Lexmark Intl Group Cl A              6,200         420,647           561,100        0.0945%
184  Sears, Roebuck & Co.                18,200         721,601           553,963        0.0933%
185  Textron, Inc.                        7,200         345,219           552,150        0.0929%
186  Teradyne Inc                         8,300         401,920           547,800        0.0922%
187  Masco Corp.                         21,500         460,572           545,563        0.0918%
188  Conagra Inc.                        23,700         507,020           534,731        0.0900%
189  Burlington Northern Santa Fe        22,000         618,318           533,500        0.0898%
190  Citrix Systems Inc                   4,300         423,400           528,900        0.0890%
191  PPG Industries, Inc.                 8,400         405,489           525,525        0.0885%
192  Union Pacific Corp.                 12,000         575,788           523,500        0.0881%
193  ADC Telecommunications               7,200         321,531           522,450        0.0879%
194  General Mills, Inc.                 14,600         454,392           521,950        0.0879%
195  May Department Stores Co            16,100         486,040           519,225        0.0874%
196  Waste Management, Inc.              29,810       1,439,132           512,359        0.0862%
197  General Dynamics Corp.               9,700         451,371           511,675        0.0861%
198  Federated Dept. Stores              10,100         339,549           510,681        0.0860%
199  Hartford Financial Service          10,700         351,237           506,913        0.0853%
200  Best Buys                            9,900         650,794           496,856        0.0836%
201  Aon Corp                            12,375         359,857           495,000        0.0833%
202  Comverse Technology                  3,400         373,531           492,150        0.0828%
203  Lehman Brothers Holdings             5,800         336,807           491,188        0.0827%
204  Deere & Co.                         11,300         402,098           490,138        0.0825%
205  LSI Logic Corp                       7,200         237,652           486,000        0.0818%
206  Kla-Tencor Corporation               4,300         277,625           478,913        0.0806%
207  Chubb Corp.                          8,500         434,885           478,656        0.0806%
208  Paychex, Inc.                       11,900         403,925           476,000        0.0801%
209  Unisys Corp.                        14,900         298,278           475,869        0.0801%
210  AMR Corp.                            7,100         338,209           475,700        0.0801%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
211  Keycorp                             21,500       $ 465,126         $ 475,688        0.0801%
212  Texas Utilities Company             13,300         529,686           472,981        0.0796%
213  Seagate Technology Inc.             10,100         328,513           470,281        0.0792%
214  Wrigley (WM.) Jr Co.                 5,600         352,959           464,450        0.0782%
215  Staples Inc                         22,350         434,352           463,763        0.0781%
216  Capital One Financial Co             9,500         394,969           457,781        0.0771%
217  Tandy Corp.                          9,300         147,542           457,444        0.0770%
218  Limited, Inc.                       10,400         210,243           450,450        0.0758%
219  Dover Corp.                          9,800         212,266           444,675        0.0749%
220  Circuit City Group                   9,800         164,230           441,613        0.0743%
221  Rockwell International               9,200         345,025           440,450        0.0741%
222  Boston Scientific Corp.             20,000         469,047           437,500        0.0736%
223  Edison International Com            16,700         332,113           437,331        0.0736%
224  Alcan Aluminum, Ltd.                10,600         305,043           436,588        0.0735%
225  United Healthcare Corp.              8,200         431,102           435,625        0.0733%
226  BB&T Corp.                          15,900         515,858           435,263        0.0733%
227  Ralston-Ralston Purina              15,600         341,130           434,850        0.0732%
228  Union Carbide Corp.                  6,500         265,146           433,875        0.0730%
229  Raytheon Co.-Cl.B                   16,300         763,022           432,969        0.0729%
230  Ingersoll-Rand Company               7,850         261,153           432,241        0.0728%
231  Molex Inc.                           7,600         385,356           430,825        0.0725%
232  Rohm & Haas Co.                     10,575         304,311           430,270        0.0724%
233  Delphi Automotive Systems           27,195         399,594           428,321        0.0721%
234  El Paso Energy Corporation          11,000         433,741           426,938        0.0719%
235  Quaker Oats Company                  6,500         262,469           426,563        0.0718%
236  Georgia-Pacific Corp.                8,300         239,067           421,225        0.0709%
237  Lockheed Martin Corp.               19,090         672,560           417,594        0.0703%
238  Coca-Cola Enterprises               20,500         609,188           412,563        0.0694%
239  New York Times Company               8,300         163,692           407,738        0.0686%
240  IMS Health, Inc.                    14,800         243,165           402,375        0.0677%
241  Aetna Inc.                           7,200         514,979           401,850        0.0676%
242  Kansas City Southern Ind.            5,350         303,250           399,244        0.0672%
243  Southwest Airlines                  24,337         224,060           393,955        0.0663%
244  Newell Rubbermaid Inc.              13,575         435,017           393,675        0.0663%
245  Avery Dennison Corp.                 5,400         195,676           393,525        0.0662%
246  Unocal Corp.                        11,700         372,563           392,681        0.0661%
247  Adobe Systems, Inc.                  5,800         135,913           390,050        0.0657%
248  Franklin Resources Inc              12,100         620,574           387,956        0.0653%
249  Praxair, Inc.                        7,700         258,483           387,406        0.0652%
250  Avon Products, Inc.                 11,700         271,357           386,100        0.0650%
251  Occidental Petroleum Corp.          17,700         406,180           382,763        0.0644%
252  PG&E Corporation                    18,500         503,955           379,250        0.0638%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
253  Marriott Int'l Class A              12,000       $ 377,693         $ 378,750        0.0638%
254  Lincoln National Corp.               9,400         261,299           376,000        0.0633%
255  Norfolk Southern Corp.              18,300         480,532           375,150        0.0632%
256  St. Paul Companies, Inc.            11,000         362,298           370,563        0.0624%
257  USX-Marathon Group. Inc.            15,000         343,261           370,313        0.0623%
258  Unum Corp                           11,518         464,692           369,296        0.0622%
259  Air Products & Chemicals            11,000         332,504           369,188        0.0621%
260  Consolidated Edison Inc             10,700         361,750           369,150        0.0621%
261  FPL Group, Inc.                      8,600         384,174           368,188        0.0620%
262  Republic New York                    5,100         216,908           367,200        0.0618%
263  Public Service Enterpris            10,500         318,494           365,531        0.0615%
264  Coastal Corp.                       10,300         222,398           365,006        0.0614%
265  Amsouth Bancorp                     18,800         529,632           363,075        0.0611%
266  Dominion Resources Inc.              9,200         366,502           361,100        0.0608%
267  Archer-Daniels-Midland              29,328         436,782           357,435        0.0602%
268  National Semiconductor               8,300         176,390           355,344        0.0598%
269  Tenet Healthcare Corp.              15,000         344,161           352,500        0.0593%
270  Comerica Inc                         7,550         281,011           352,491        0.0593%
271  Parametric Technology Co            13,000         282,655           351,813        0.0592%
272  Unicom Corporation                  10,500         300,057           351,750        0.0592%
273  Burlington Resources, Inc.          10,500         447,143           347,156        0.0584%
274  Jefferson-Pilot Corp.                5,012         204,943           342,069        0.0576%
275  Barrick Gold Corp.                  19,000         473,113           336,063        0.0566%
276  Baker Hughes, Inc.                  15,890         366,371           334,683        0.0563%
277  Danaher Corp                         6,900         323,424           332,925        0.0560%
278  CSX Corp.                           10,500         461,375           329,438        0.0555%
279  SLM Holding Corp                     7,700         372,708           325,325        0.0548%
280  Reliant Energy, Inc.                14,200         338,823           324,825        0.0547%
281  Becton Dickinson & Co.              12,100         236,937           323,675        0.0545%
282  Delta Airlines, Inc.                 6,400         302,693           318,800        0.0537%
283  Hershey Foods Corp.                  6,700         257,616           318,250        0.0536%
284  CENTURYTEL Inc.                      6,700         307,013           317,413        0.0534%
285  Allergan Inc.                        6,300         132,151           313,425        0.0528%
286  Peco Energy Co.                      9,000         254,646           312,750        0.0526%
287  Loews Corp                           5,100         403,243           309,506        0.0521%
288  MGIC Investment Group                5,100         199,051           306,956        0.0517%
289  TRW, Inc.                            5,900         247,841           306,431        0.0516%
290  Entergy Corp.                       11,900         343,120           306,425        0.0516%
291  Southtrust Corp                      8,100         320,406           306,281        0.0516%
292  McKesson HBOC Inc.                  13,540         959,387           305,496        0.0514%
293  TJX Companies, Inc.                 14,900         161,718           304,519        0.0513%
294  American Electric Power              9,300         361,267           298,763        0.0503%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
295  Consolidated Natural Gas             4,600       $ 224,103         $ 298,713        0.0503%
296  Dow Jones & Co.                      4,300         166,482           292,400        0.0492%
297  Dollar General                      12,781         358,359           290,768        0.0489%
298  Tricon Global Restaurant             7,380         171,920           285,053        0.0480%
299  Champion International               4,600         205,639           284,913        0.0480%
300  Fort James Corporation              10,400         401,232           284,700        0.0479%
301  Conseco Inc                         15,732         581,879           281,210        0.0473%
302  Parker-Hannifin Corp.                5,450         146,026           279,653        0.0471%
303  Synovus Financial Corp.             13,500         294,978           268,313        0.0452%
304  Union Planters Corp                  6,800         335,107           268,175        0.0451%
305  Paine Webber Group                   6,900         294,741           267,806        0.0451%
306  Mattel, Inc.                        20,297         513,803           266,398        0.0448%
307  Phelps Dodge Corp.                   3,940         258,968           264,473        0.0445%
308  Huntington Bancshares               11,075         313,421           264,416        0.0445%
309  Regions Financial Corp              10,500         405,519           263,813        0.0444%
310  Eaton Corp.                          3,600         237,389           261,450        0.0440%
311  Golden West Financial Co             7,800         177,693           261,300        0.0440%
312  Fortune Brands, Inc.                 7,900         222,527           261,194        0.0440%
313  Kerr-Mcgee Corp.                     4,200         185,826           260,400        0.0438%
314  Summit Bancorp                       8,400         402,285           257,250        0.0433%
315  Progressive Corp.                    3,500         389,811           255,938        0.0431%
316  Firstenergy Corp.                   11,200         281,202           254,100        0.0428%
317  MBIA                                 4,800         270,219           253,500        0.0427%
318  Peoplesoft Inc                      11,800         371,122           251,488        0.0423%
319  Willamette Industries                5,400         180,694           250,763        0.0422%
320  Amerada Hess Corp                    4,400         232,631           249,700        0.0420%
321  Penney (J.C.) Co., Inc.             12,500         615,468           249,219        0.0420%
322  Columbia Energy Group                3,900         134,330           246,675        0.0415%
323  Cincinnati Financial                 7,900         344,471           246,381        0.0415%
324  Bear Stearns Co, Inc                 5,753         291,839           245,941        0.0414%
325  Adaptec Inc                          4,900         181,000           244,388        0.0411%
326  Knight Ridder                        4,100         162,665           243,950        0.0411%
327  Ecolab Inc.                          6,200         103,517           242,575        0.0408%
328  Kmart Corp.                         23,800         340,195           239,488        0.0403%
329  Dana Corp.                           7,972         346,288           238,662        0.0402%
330  Reynolds Metals Co.                  3,100         190,410           237,538        0.0400%
331  Carolina Power & Light               7,700         265,082           234,369        0.0395%
332  Whirlpool Corp.                      3,600         195,564           234,225        0.0394%
333  Johnson Controls, Inc.               4,100         163,159           233,188        0.0393%
334  Bed Bath & Beyond                    6,700         233,806           232,825        0.0392%
335  Nucor Corp.                          4,200         218,091           230,213        0.0388%
336  Dun & Bradstreet Corp.               7,700         172,026           227,150        0.0382%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
337  Cabletron Systems                    8,700       $ 238,283         $ 226,200        0.0381%
338  Autozone                             7,000         190,817           226,188        0.0381%
339  DTE Holdings Inc. Com                7,000         231,998           219,625        0.0370%
340  Black & Decker Corp.                 4,200         162,077           219,450        0.0369%
341  Mead Corporation                     5,000         143,702           217,188        0.0366%
342  Inco, Ltd.                           9,200         248,958           216,200        0.0364%
343  Ameren Co.                           6,600         262,293           216,150        0.0364%
344  Biomet, Inc.                         5,400          99,536           216,000        0.0364%
345  Grainger (W.W.), Inc.                4,500         171,434           215,156        0.0362%
346  T Rowe Price                         5,800         182,906           214,238        0.0361%
347  Genuine Parts Company                8,525         240,709           211,527        0.0356%
348  Goodyear Tire & Rubber C             7,500         361,064           211,406        0.0356%
349  Scientific-Atlanta, Inc.             3,800          87,459           211,375        0.0356%
350  Constellation Energy Group           7,200         194,012           208,800        0.0351%
351  Sealed Air Corp                      4,029         254,849           208,753        0.0351%
352  Anadarko Petroleum Corp              6,100         203,995           208,163        0.0350%
353  UST, Inc.                            8,200         252,887           206,538        0.0348%
354  Block H&R, Inc.                      4,700         183,384           205,625        0.0346%
355  Advanced Micro Devices,              7,100         170,789           205,456        0.0346%
356  Wellpoint Health                     3,100         271,543           204,406        0.0344%
357  Central & South West Cor            10,200         272,496           204,000        0.0343%
358  Leggett & Platt                      9,500         208,951           203,656        0.0343%
359  Apache Corp                          5,500         189,909           203,156        0.0342%
360  Old Kent Financial Corp.             5,700         230,767           201,638        0.0339%
361  Sempra Energy                       11,565         269,883           200,942        0.0338%
362  Florida Progress Electric Co.        4,700         198,845           198,869        0.0335%
363  Newmont Mining Corp.                 8,047         308,389           197,152        0.0332%
364  Maytag Corp.                         4,100         100,547           196,800        0.0331%
365  Times Mirror Co. Cl. A               2,900         133,670           194,300        0.0327%
366  Int'l Flavors & Fragrances           5,100         228,560           192,525        0.0324%
367  Vulcan Materials Co.                 4,800         228,772           191,700        0.0323%
368  Bausch & Lomb, Inc.                  2,800         126,144           191,625        0.0323%
369  Brown-Forman Corp. Class             3,300         139,993           188,925        0.0318%
370  Tosco Corp.                          6,900         183,371           187,594        0.0316%
371  Cinergy Corp.                        7,627         220,020           184,001        0.0310%
372  Northrop Grumman Corp.               3,400         271,029           183,813        0.0309%
373  Torchmark Corp.                      6,300         145,023           183,094        0.0308%
374  Eastman Chemical Company             3,825         222,128           182,405        0.0307%
375  Cooper Industries, Inc.              4,500         202,231           181,969        0.0306%
376  Owens-Illinois Inc.                  7,200         261,452           180,450        0.0304%
377  Temple-Inland, Inc.                  2,700         140,185           178,031        0.0300%
378  Hasbro Inc.                          9,312         156,585           177,510        0.0299%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
379  GPU, Inc.                            5,900       $ 198,841         $ 176,631        0.0297%
380  Nordstrom, Inc.                      6,700         158,927           175,456        0.0295%
381  CMS Enery Group                      5,600         246,320           174,650        0.0294%
382  Office Depot                        15,900         354,369           173,906        0.0293%
383  Trans. Sedco Forex Inc.              5,130         121,492           172,830        0.0291%
384  Winn-Dixie Stores, Inc.              7,200         245,067           172,350        0.0290%
385  Hilton Hotels Corp.                 17,800         220,901           171,325        0.0288%
386  VF Corp.                             5,700         180,804           171,000        0.0288%
387  New Century Energies                 5,600         269,105           170,100        0.0286%
388  Fluor Corporation                    3,700         202,979           169,738        0.0286%
389  Alza Corp Company                    4,900         164,333           169,663        0.0286%
390  Toys R Us, Inc.(Holding)            11,800         337,828           168,888        0.0284%
391  Placer Dome, Inc.                   15,700         278,702           168,770        0.0284%
392  Sherwin-Williams Co.                 8,000         167,717           168,000        0.0283%
393  Paccar, Inc.                         3,780         122,843           167,501        0.0282%
394  Freeport Mcmoran Copper              7,900         211,637           166,888        0.0281%
395  Nabisco Group Holdings              15,700         264,668           166,813        0.0281%
396  Watson Pharmaceuticals               4,600         198,510           164,738        0.0277%
397  Harrah's Entertainment               6,200         144,562           163,913        0.0276%
398  Equifax, Inc.                        6,800         223,029           160,225        0.0270%
399  Westvaco Corp.                       4,850         136,102           158,231        0.0266%
400  P P & L Resources Inc                6,900         168,110           157,838        0.0266%
401  Safeco Corp.                         6,300         239,669           156,713        0.0264%
402  Union Pacific Resources             12,138         298,547           154,750        0.0261%
403  Donnelley (R.R.) & Sons              6,100         217,349           151,356        0.0255%
404  Ceridian Corp.                       7,000         152,314           150,938        0.0254%
405  Sigma-Aldrich                        4,900         120,358           147,306        0.0248%
406  Northern States Power Co             7,500         181,060           146,250        0.0246%
407  Navistar International               3,080          56,948           145,915        0.0246%
408  Goodrich (B.F.) Co.                  5,300         199,497           145,750        0.0245%
409  Mirage Resorts Inc.                  9,300         227,246           142,406        0.0240%
410  Hercules, Inc.                       5,100         216,868           142,163        0.0239%
411  USX-U.S. Steel Group, Inc.           4,300         141,784           141,900        0.0239%
412  I T T Industries                     4,200         111,873           140,438        0.0236%
413  Rite Aid Corp.                      12,500         266,221           139,844        0.0235%
414  Harcourt General, Inc.               3,400         127,095           136,850        0.0230%
415  Countrywide Credit Inds              5,400         192,737           136,350        0.0230%
416  Supervalu, Inc.                      6,700         119,069           134,000        0.0226%
417  Bard (C.R), Inc.                     2,500          79,694           132,490        0.0223%
418  Crown Cork & Seal Inc.               5,900         263,270           132,013        0.0222%
419  Stanley Works                        4,300         116,604           129,538        0.0218%
420  Pall Corp.                           5,933         133,495           127,920        0.0215%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
421  St. Jude Medical, Inc.               4,100       $ 135,886         $ 125,819        0.0212%
422  Niagara Mohawk Power Corp.           9,000         127,284           125,438        0.0211%
423  Pinnacle West Capital                4,100         153,279           125,306        0.0211%
424  Wendy's International                5,800         116,728           119,625        0.0201%
425  Ashland,  Inc.                       3,500         140,488           115,281        0.0194%
426  Engelhard Corp.                      6,100         129,167           115,138        0.0194%
427  Darden Restaurants Inc               6,300          51,359           114,188        0.0192%
428  Thermo Electron Corp.                7,600         272,034           114,000        0.0192%
429  Boise Cascade Corp.                  2,800          94,546           113,400        0.0191%
430  US Airways Group Nc                  3,400         152,970           109,013        0.0184%
431  Great Lakes Chemical Corp.           2,800         151,748           106,915        0.0180%
432  Liz Claiborne, Inc.                  2,800          90,182           105,350        0.0177%
433  Mallinckrodt Group Inc.              3,300         117,680           104,981        0.0177%
434  Dillards, Inc.                       5,200         180,139           104,975        0.0177%
435  Meredith Corporation                 2,500          51,750           104,219        0.0175%
436  Quintiles Trans Corp                 5,500         121,188           102,781        0.0173%
437  Allegheny Technologies Inc.          4,513         173,829           101,260        0.0170%
438  Sunoco Inc.                          4,300         139,528           101,050        0.0170%
439  Healthsouth Corp                    18,600         409,309            99,975        0.0168%
440  Brunswick Corp.                      4,400          98,731            97,900        0.0165%
441  Autodesk, Inc.                       2,900         103,781            97,875        0.0165%
442  Homestake Mining                    12,500         167,813            97,656        0.0164%
443  Cummins Engine Co., Inc.             2,000          87,831            96,625        0.0163%
444  Deluxe Corp.                         3,500         120,042            96,031        0.0162%
445  Coors (Adolph) Class B               1,800          49,743            94,500        0.0159%
446  Perkinelmer Inc                      2,200          48,458            91,713        0.0154%
447  Service Corp International          13,100         311,301            90,881        0.0153%
448  Tektronix, Inc.                      2,300          71,179            89,413        0.0151%
449  Thomas & Betts Corp.                 2,800         115,216            89,240        0.0150%
450  Pactiv Corporation                   8,300         207,028            88,188        0.0148%
451  Silicon Graphics, Inc.               8,900         241,808            87,331        0.0147%
452  Bemis, Inc.                          2,500          79,011            87,188        0.0147%
453  Rowan Companies, Inc.                4,000          54,638            86,750        0.0146%
454  Consolidated Stores Corp             5,300         216,982            86,125        0.0145%
455  FMC Corp.                            1,500         101,973            85,969        0.0145%
456  Millipore Corp.                      2,200          68,132            84,975        0.0143%
457  Allied Waste Industries              9,100         163,322            80,194        0.0135%
458  HCR Manor Care Inc.                  4,950         131,595            79,200        0.0133%
459  Ryder System, Inc.                   3,100          85,524            75,756        0.0128%
460  Snap-On, Inc.                        2,850          92,921            75,703        0.0127%
461  Nicor, Inc.                          2,300          69,299            74,750        0.0126%
462  Eastern Enterprises                  1,300          46,330            74,669        0.0126%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
463  Andrew Corp.                         3,930        $ 99,718          $ 74,424        0.0125%
464  American Greetings                   3,100          93,418            73,238        0.0123%
465  Louisiana-Pacific Corp.              5,100         134,872            72,675        0.0122%
466  Centex Corp.                         2,900          65,621            71,594        0.0121%
467  Worthington Industries               4,250          81,444            70,391        0.0118%
468  Alberto-Culver Co. Class             2,700          47,833            69,694        0.0117%
469  Humana Inc.                          8,100         205,061            66,319        0.0112%
470  Shared Medical Systems               1,300          59,691            66,219        0.0111%
471  Armstrong World Ind., Inc.           1,900         118,343            63,413        0.0107%
472  Crane Co.                            3,175          55,558            63,103        0.0106%
473  Potlatch Corp.                       1,400          60,087            62,475        0.0105%
474  The Timken Company                   3,000          63,884            61,313        0.0103%
475  Ball Corp.                           1,500          45,847            59,063        0.0099%
476  National Svc Industries              2,000          62,586            59,000        0.0099%
477  Briggs & Stratton Corp.              1,100          44,079            58,988        0.0099%
478  Cooper Tire & Rubber                 3,700          96,661            57,581        0.0097%
479  Peoples Energy Corp.                 1,700          54,441            56,950        0.0096%
480  Kaufman & Broad Home Corp.           2,300          43,759            55,631        0.0094%
481  Bethlehem Steel Corp.                6,300          91,142            52,763        0.0089%
482  Owens Corning Com.                   2,600         102,397            50,213        0.0085%
483  Great Atlantic & Pacific             1,800          49,005            50,175        0.0084%
484  Ikon Office Solutions, Inc.          7,200         210,429            49,050        0.0083%
485  Longs Drug Stores, Inc.              1,900          42,048            49,044        0.0083%
486  Tupperware Corporation               2,800         121,709            47,425        0.0080%
487  Pulte Corp.                          2,100          35,989            47,251        0.0080%
488  W.R. Grace & Co.                     3,400          31,897            47,176        0.0079%
489  Polaroid Corp.                       2,100          79,841            39,507        0.0067%
490  Jostens, Inc.                        1,600          35,666            38,901        0.0065%
491  Oneok, Inc.                          1,500          41,313            37,688        0.0063%
492  Springs Industries, Inc.               900          39,514            35,944        0.0061%
493  Fleetwood Enterprises                1,600          46,430            33,000        0.0056%
494  Milacron Inc.                        1,800          43,653            27,675        0.0047%
495  Russell Corp.                        1,600          46,468            26,800        0.0045%
496  McDermott International              2,900          72,476            26,281        0.0044%
497  Pep Boys-Manny,Moe & Jack            2,500          68,194            22,813        0.0038%
498  Nacco Industries, Inc.                 400          22,470            22,225        0.0037%
499  Reebok International, Ltd            2,700          89,554            22,106        0.0037%
500  Foster Wheeler Corp.                 2,000          69,263            17,750        0.0030%
                                  --------------   -------------    --------------   ------------

     TOTALS                          10,426,684    $ 317,770,615    $ 594,043,214      100.0000%
                                  ==============   =============    ==============   ============

(1)   See Notes to Financial Statements.

 DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

 REPORT OF INDEPENDENT ACCOUNTANTS

 The Sponsors, Trustee and Holders of Defined Asset Funds - Equity Investor Fund
   Index Series, S&P Midcap Trust:

 We have audited the accompanying statement of condition of Defined Asset Funds
 - Equity Investor Fund Index Series, S&P Midcap Trust, including the portfolio, as of December 31, 1999 and the related statements of operations and of changes in net assets for the years ended December 31, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 1999, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Equity Investor Fund Index Series, S&P Midcap Trust at December 31, 1999 and the results of its operations and changes in its net assets for the above-stated years in conformity with generally accepted accounting principles.

 DELOITTE & TOUCHE LLP

 New York, N.Y.
 March 28, 2000

 DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

 STATEMENT OF CONDITION
 AS OF DECEMBER 31, 1999

 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $136,373,127) (Note 1)..................                $153,741,098
   Dividends receivable............................                      95,623
   Receivable from securties sold..................                     799,192
                                                                 ---------------

             Total trust property..................                 154,635,913

LESS LIABILITIES:
  Advance from trustee............................. $  3,929,927
  Accrued expenses.................................       79,358
  Payable for securties purchased..................      357,620      4,366,905
                                                    ------------ --------------

 NET ASSETS, REPRESENTED BY:
     94,479,164 units of fractional undivided
     interest outstanding (Note 3).................  150,210,689
   Undistributed net investment income.............       58,319
                                                    ------------
                                                                    $150,269,008
                                                                 ==============

 UNIT VALUE ($150,269,008/94,479,164 units)........                   $1.59050
                                                                 ==============


                       See Notes to Financial Statements.

 DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

 STATEMENTS OF OPERATIONS

                                                    .........Years Ended December 31,.........
                                                          1999          1998          1997
                                                    ------------------------------------------
 INVESTMENT INCOME:
   Dividend income.................................   $ 1,667,966  $ 1,301,738   $ 1,137,334
   Trustee's fees and expenses.....................      (129,130)    (128,720)     (128,718)
   Sponsors' fees .................................       (53,067)     (24,158)       (2,449)
                                                    ------------------------------------------

   Net investment income...........................     1,485,769    1,148,860     1,006,167
                                                    ------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain on securities sold or
     redeemed......................................    19,529,579   26,528,231     8,040,846
   Unrealized appreciation (depreciation)
     of investments................................      (628,853)  (9,055,120)   13,838,901
                                                     ------------------------------------------

   Net realized and unrealized gain on
     investments...................................    18,900,726   17,473,111    21,879,747
                                                    ------------------------------------------

 NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.................................   $20,386,495  $18,621,971   $22,885,914
                                                    ==========================================

                       See Notes to Financial Statements.

 DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

 STATEMENTS OF CHANGES IN NET ASSETS


                                                    .........Years Ended December 31,.........
                                                          1999          1998          1997
                                                    ------------------------------------------
OPERATIONS:
   Net investment income...........................  $  1,485,769 $  1,148,860   $ 1,006,167
   Realized gain on securities sold
      or redeemed..................................    19,529,579   26,528,231     8,040,846
   Unrealized appreciation (depreciation)
      of investments...............................      (628,853)  (9,055,120)   13,838,901
                                                    ------------------------------------------

   Net increase in net assets resulting
      from operations..............................    20,386,495   18,621,971    22,885,914
                                                    ------------------------------------------

 DISTRIBUTIONS TO HOLDERS (Note 2):
   Income..........................................    (1,523,024)  (1,159,944)     (946,032)
   Principal.......................................   (27,778,501) (17,276,624)   (7,083,369)
                                                    ------------------------------------------

   Total distributions.............................   (29,301,525) (18,436,568)   (8,029,401)
                                                    ------------------------------------------

 CAPITAL SHARE TRANSACTIONS:
   Issuance of 25,550,703, 19,617,727 and 8,266,165
     additional units, respectively ...............    40,941,769   34,580,318    13,613,877
   Redemptions of 2,738,414, 3,694,169 and
     2,071,441 units, respectively ................    (4,555,877)  (6,109,494)   (3,299,904)
                                                    ------------------------------------------

   Net capital share transactions..................    36,385,892   28,470,824    10,313,973
                                                    ------------------------------------------

 NET INCREASE IN NET ASSETS........................    27,470,862   28,656,227    25,170,486

 NET ASSETS AT BEGINNING OF YEAR...................   122,798,146   94,141,919    68,971,433
                                                    ------------------------------------------

 NET ASSETS AT END OF YEAR.........................  $150,269,008 $122,798,146   $94,141,919
                                                    ==========================================

 PER UNIT:
   Income distributions during year................       .01828        .01856        .01796
                                                    ==========================================
   Principal distributions during year.............       .32793        .26442        .12801
                                                    ==========================================
   Net asset value at end of year..................       1.59050      1.71346       1.68885
                                                    ==========================================

 TRUST UNITS OUTSTANDING AT END OF YEAR............    94,479,164   71,666,875    55,743,317
                                                    ==========================================


                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

 NOTES TO FINANCIAL STATEMENTS

  1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at market value; for securities listed on a national securities exchange, value is based on the closing price on such exchange and for securities not so listed, value is based on the current bid price on the over-the-counter market. Realized gains or losses on sales of securities are determined using the first-in, first-out cost method.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Dividend income is recorded on the ex-dividend date.

  2. DISTRIBUTIONS

     A distribution of net investment income is made to Holders on the twenty-fifth day of each month. Receipts other than dividends, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3. NET CAPITAL

     Cost of 94,479,164 units at Date of Deposit................. $135,599,609
     Less sales charge...........................................    3,051,263
                                                                ---------------
     Net amount applicable to Holders............................  132,548,346
     Redemptions of units - net cost of 10,981,253 units
       redeemed less redemption amounts..........................   (3,218,130)
     Realized gain on securities sold or redeemed................   63,942,215
     Principal distributions.....................................  (60,429,713)
     Net unrealized appreciation of investments..................   17,367,971
                                                                ---------------

     Net capital applicable to Holders........................... $150,210,689
                                                                ===============


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

NOTES TO FINANCIAL STATEMENTS

  4. INCOME TAXES

     As of December 31, 1999, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $17,367,971, of which $36,033,391 related to appreciated securities and $18,665,420 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $136,373,127 at December 31, 1999.

  DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
  INDEX SERIES, S&P MIDCAP TRUST

  PORFOLIO
  AS OF DECEMBER 31, 1999

                                                                      Percentage
  Port-                                                                of Total
  folio                                                                  Market
  No.     Common Stocks               Shares      Cost (1)      Value (1) Value
  ---     -------------              ------      --------      --------   -----
  1 Veritas Software                 43,200  $  1,488,223  $  6,183,000  4.02 %
  2 Siebel Sys. Inc.                 32,200       696,413     2,704,800  1.76 %
  3 Maxim Integrated Products        45,600       822,700     2,151,750  1.40 %
  4 Biogen Inc.                      25,100       799,456     2,120,950  1.38 %
  5 Intuit Inc.                      32,600       708,945     1,953,963  1.27 %
  6 Medimmune Inc.                   11,200       859,256     1,857,800  1.21 %
  7 Linear Technology Corporation    25,700       890,234     1,839,156  1.20 %
  8 Univision                        17,000     1,061,821     1,737,188  1.13 %
  9 Altera Corporation               33,300       713,447     1,650,431  1.07 %
 10 Harley Davidson Inc.             25,200       833,591     1,614,375  1.05 %
 11 Broadwing Inc.                   36,100       747,095     1,331,188  0.87 %
 12 Vitesse                          25,600       691,019     1,342,400  0.87 %
 13 Chiron Corporation               30,300       649,444     1,283,963  0.84 %
 14 Telephone & Data                 10,300       509,166     1,297,800  0.84 %
 15 Marshall & Ilsley Corporation    17,800       835,507     1,118,063  0.73 %
 16 Stryker Corporation              16,200       615,850     1,127,925  0.73 %
 17 Tiffany & Co.                    12,000       319,889     1,071,000  0.70 %
 18 E Trade Group Inc.               40,800     1,042,024     1,065,900  0.69 %
 19 JBL                              14,600       708,418     1,065,800  0.69 %
 20 Atmel Corporation                33,600       364,112       993,300  0.65 %
 21 Cintas Corporation               18,500       864,766       982,813  0.64 %
 22 Legato Systems                   14,200       492,206       977,138  0.64 %
 23 SCI Systems Inc.                 12,000       488,395       986,250  0.64 %
 24 Cadence Design Sys. Inc.         40,600       847,353       974,400  0.63 %
 25 Qlogic Corporation                6,100       508,384       975,238  0.63 %
 26 Sanmina Corporation               9,700       668,256       968,788  0.63 %
 27 Checkfree Holdings                9,100       452,085       950,950  0.62 %
 28 Comdisco Inc.                    25,544       338,603       951,514  0.62 %
 29 Symbol Technologies              14,787       354,828       939,899  0.61 %
 30 Millennium Pharmacies             7,400       554,300       902,800  0.59 %
 31 Conford EFS, Inc.                34,350       867,597       884,513  0.58 %
 32 Washington Post                   1,600       755,235       889,400  0.58 %
 33 Electronic Arts                  10,500       448,190       882,000  0.57 %
 34 Forest Laboratories Inc.         13,900       475,275       853,981  0.56 %

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                 Shares      Cost (1)     Value (1)  Value
---     -------------                 ------      --------     --------   -----
35  American Power Conversion Corp.  32,100  $    470,135  $    846,638  0.55 %
36  Hispanic Broadcasting             9,100       599,569       839,191  0.55 %
37  Zions Bancorp                    14,300       738,387       846,381  0.55 %
38  First Security Corporation       32,630       589,894       833,085  0.54 %
39  DST                              10,600       725,493       808,913  0.53 %
40  Novellus Systems Inc.             6,500       459,750       796,453  0.52 %
41  CVG                              25,500       509,326       784,125  0.51 %
42  Fiserv Inc.                      20,450       480,433       783,491  0.51 %
43  Synopsys Inc.                    11,800       565,567       787,650  0.51 %
44  Starbucks Coffee                 30,400       642,993       737,200  0.48 %
45  Noble Drilling Corporation       21,900       410,485       717,225  0.47 %
46  Rational Software Co.            14,600       511,569       717,225  0.47 %
47  Weatherford Intl. Inc.           18,021       654,606       719,714  0.47 %
48  Nabors Inds. Inc.                23,100       470,245       714,656  0.46 %
49  Westwood One, Inc.                9,200       449,695       699,200  0.45 %
50  Calpine Corporation              10,500       452,741       672,000  0.44 %
51  Charter One Financial Inc.       35,351       918,152       676,088  0.44 %
52  Montana Power Company            18,400       355,139       663,550  0.43 %
53  Genzyme Corporation              14,000       481,907       630,000  0.41 %
54  Park Pl Entmn. Corporation       50,900       651,895       636,250  0.41 %
55  AMBAC Financial Group            11,700       542,634       610,594  0.40 %
56  First Tennessee National Corp.   21,700       559,379       618,450  0.40 %
57  NCR Corporation                  16,100       586,718       609,788  0.40 %
58  Network Associates               23,250       935,668       620,484  0.40 %
59  Tyson Foods                      38,300       734,782       622,375  0.40 %
60  Cypress Semiconducter            18,200       258,706       589,225  0.38 %
61  Microchip Technology              8,500       249,068       581,719  0.38 %
62  Reliastar                        14,800       645,578       579,975  0.38 %
63  CDW Computer Centers              7,250       469,659       570,031  0.37 %
64  Health Management                42,250       638,888       565,094  0.37 %
65  Symantec Corporation              9,700       217,588       568,663  0.37 %
66  Jones Apparel Group              20,406       504,022       553,511  0.36 %
67  Visx Inc.                        10,700       683,088       553,725  0.36 %
68  Waters Corporation               10,400       635,016       551,200  0.36 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------   -----
69  American Standard                11,800  $    507,169   $   541,325  0.35 %
70  Mylan Labs                       21,550       524,487       542,791  0.35 %
71  Sepracor Inc.                     5,500       474,030       545,531  0.35 %
72  Ensco International              22,900       360,706       523,838  0.34 %
73  Keyspan Energy Corporation       22,350       693,972       518,241  0.34 %
74  Readers Digest Association       17,800       635,456       520,650  0.34 %
75  Allamerica Financial              9,000       516,373       500,625  0.33 %
76  New England Electric              9,900       423,691       512,325  0.33 %
77  Sterling Commerce Inc.           14,711       507,071       501,093  0.33 %
78  Sungard Data Systems Inc.        21,400       641,070       508,250  0.33 %
79  Allegheny Energy Inc.            18,400       556,399       495,650  0.32 %
80  B J Svcs. Co.                    11,800       265,666       493,388  0.32 %
81  Dollar Tree Stores               10,300       362,094       498,906  0.32 %
82  Edward A.G. Inc.                 15,387       429,533       493,346  0.32 %
83  Hannaford Bros. Co.               7,000       279,086       485,188  0.32 %
84  Hormel (Geo. A.) & Co.           12,100       385,429       491,563  0.32 %
85  Consolidated Paper Inc.          15,100       401,300       480,369  0.31 %
86  Devon Energy                     14,300       567,830       470,113  0.31 %
87  Family Dlr. Stores Inc.          28,800       398,959       469,800  0.31 %
88  Global Marine Inc.               29,100       367,708       483,788  0.31 %
89  Manpower Inc.                    12,700       388,263       477,838  0.31 %
90  Abercrombie & Fitch              17,200       486,051       459,025  0.30 %
91  Bowater Inc.                      8,600       378,288       467,088  0.30 %
92  DPL Inc.                         26,500       532,317       458,781  0.30 %
93  Potomac Electric Power Company   19,800       499,679       454,163  0.30 %
94  Scana Corporation                17,300       470,002       464,938  0.30 %
95  Unitrin Inc.                     12,100       478,250       455,263  0.30 %
96  BJ'S Club                        12,300       242,249       448,950  0.29 %
97  Integrated Device Tech.          15,200       209,163       440,800  0.29 %
98  International Speed               8,900       551,535       448,338  0.29 %
99  Ivax Corporation                 17,600       280,820       453,200  0.29 %
100 Northeast Utilities              21,900       411,635       450,319  0.29 %
101 Sterling Software                14,100       374,642       444,150  0.29 %
102 Viad Corporation                 15,800       354,179       440,425  0.29 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------  -----
103 Vishay Intertechnology           14,076  $    273,440   $   445,154  0.29 %
104 Avnet, Inc.                       7,000       351,051       423,500  0.28 %
105 Compass Bancshares               19,000       553,510       423,938  0.28 %
106 DQE                              12,600       485,595       436,275  0.28 %
107 Dial Corporation                 17,600       373,398       427,900  0.28 %
108 Greenpoint Finance               18,000       577,761       428,625  0.28 %
109 Murphy Oil Corporation            7,500       326,187       430,313  0.28 %
110 Robert Half International        15,000       543,489       428,438  0.28 %
111 Sybron International Corporation 17,300       404,505       427,094  0.28 %
112 Williams-Sonoma                   9,300       432,392       427,800  0.28 %
113 Express Scripts Inc.              6,400       321,782       409,600  0.27 %
114 National Commerce Bancorp        18,100       435,275       410,644  0.27 %
115 Quantum Corporation              27,500       432,738       415,938  0.27 %
116 SPX Corporation                   5,200       297,399       420,225  0.27 %
117 Smith International Inc.          8,200       285,073       407,438  0.27 %
118 Arrow Electronics Inc.           16,000       332,987       406,000  0.26 %
119 Chris Craft Industries Inc.       5,604       252,394       404,189  0.26 %
120 Energy East Corporation          19,100       381,124       397,519  0.26 %
121 Gilead Sciences Inc.              7,300       383,027       395,113  0.26 %
122 Illinova Corporation             11,700       309,387       406,575  0.26 %
123 Nstar                            10,000       419,262       405,000  0.26 %
124 Teco Energy                      21,600       528,302       400,950  0.26 %
125 ACS                               8,200       358,846       377,200  0.25 %
126 AH Bello Corp.                   19,800       401,959       377,438  0.25 %
127 Informix Corporation             33,600       391,285       384,300  0.25 %
128 Keane Inc.                       12,000       551,377       381,000  0.25 %
129 Kinder Morgan Inc.               18,750       522,829       378,516  0.25 %
130 Litton Industries Inc.            7,600       394,095       379,050  0.25 %
131 Minimed Inc.                      5,200       442,008       380,900  0.25 %
132 North Fork Bancor                21,750       519,041       380,625  0.25 %
133 Nova                             12,300       379,818       388,219  0.25 %
134 Pacificare Health Sys-B Inc.      7,256       532,852       384,568  0.25 %
135 Sonoco Products Co.              17,015       451,445       387,091  0.25 %
136 USG Corp.                         8,200       400,891       386,425  0.25 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------   -----
137 Wisconsin Energy                 19,700  $    546,456   $   379,225  0.25 %
138 Associated Banc. Corporation     10,675       399,766       365,619  0.24 %
139 The Finova Group, Inc.           10,200       494,472       362,100  0.24 %
140 LG & E Energy                    21,600       545,480       376,650  0.24 %
141 Mercantile Bankshare Corporation 11,500       331,897       367,281  0.24 %
142 Nisource Inc.                    20,900       495,156       373,588  0.24 %
143 Premier Parks                    13,000       494,665       375,375  0.24 %
144 Saks Incorporated                24,160       739,572       375,990  0.24 %
145 Alliant Communications           13,100       410,558       360,250  0.23 %
146 American Eagle Outfit             7,800       350,213       351,000  0.23 %
147 First Virginia Banks Inc.         8,250       340,901       354,750  0.23 %
148 Harris Corporation               13,300       255,430       354,944  0.23 %
149 Lear Corporation                 11,200       538,634       358,400  0.23 %
150 McCormick & Co. Inc.             11,800       339,138       351,050  0.23 %
151 The PMI Group Inc.                7,400       274,553       361,213  0.23 %
152 Polycom Inc.                      5,500       339,475       350,281  0.23 %
153 Acxiom Corporation               14,300       281,495       343,200  0.22 %
154 Adtran, Inc.                      6,600       257,507       339,488  0.22 %
155 American Water Works             16,200       436,194       344,250  0.22 %
156 Firstmerit Corporation           15,000       398,625       345,000  0.22 %
157 Georgia Pacific Timber Group     13,800       329,606       339,825  0.22 %
158 Hillenbrand Industries Inc.      10,900       526,451       345,394  0.22 %
159 ICN Pharmacueticals              13,100       493,772       331,594  0.22 %
160 Legg Mason Inc.                   9,500       306,204       344,375  0.22 %
161 MCN Energy Group Inc.            14,300       320,939       339,625  0.22 %
162 Midamerican Energy Co.           10,000       323,469       336,875  0.22 %
163 Protective Life Corporation      10,800       393,500       343,575  0.22 %
164 Shaw Industries Inc.             22,300       390,633       344,256  0.22 %
165 TCF Financial Corporation        13,800       405,218       343,275  0.22 %
166 Tidewater Inc.                    9,300       307,295       334,800  0.22 %
167 AK Steel Holding Corporation     17,200       338,745       324,650  0.21 %
168 Martin Marietta Materials         7,800       337,889       319,800  0.21 %
169 Outback Steakhouse               12,550       291,658       325,516  0.21 %
170 RJ Reynolds Tobacco              18,300       580,966       322,538  0.21 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------   -----
171 Ultramar Diamond Shamrock Corp.  14,462  $    420,902   $   328,107  0.21 %
172 Whitman Corporation              23,500       412,841       315,781  0.21 %
173 IMC Global Inc.                  19,100       569,670       312,763  0.20 %
174 International Game Technology    15,000       313,078       304,688  0.20 %
175 Lincare Hldgs.                    9,000       318,250       312,188  0.20 %
176 Mandalay                         15,100       348,922       303,888  0.20 %
177 Miller Herman Inc.               13,300       234,394       305,900  0.20 %
178 National Fuel Gas Co.             6,500       269,613       302,250  0.20 %
179 Pentair Inc.                      8,000       283,526       308,000  0.20 %
180 Southdown Incorporated            6,000       352,588       309,750  0.20 %
181 Storage Technology               16,700       446,795       307,906  0.20 %
182 Sykes Enterprises                 7,100       194,356       311,513  0.20 %
183 Utilicorp United                 15,450       344,925       300,309  0.20 %
184 CCB Financial Corporation         6,800       348,606       296,225  0.19 %
185 Hubbell Inc. Class B             10,840       403,524       295,390  0.19 %
186 Old Republic International       21,050       482,118       286,806  0.19 %
187 Reynolds & Reynolds Company      12,900       225,901       290,250  0.19 %
188 Sotheby's Holdings Inc.           9,800       220,350       294,000  0.19 %
189 Astoria Financial Corporation     9,100       430,866       276,981  0.18 %
190 CNF Transportation Inc.           8,100       267,241       279,450  0.18 %
191 Diebold Inc.                     11,468       329,971       269,498  0.18 %
192 Dime Bancorp Inc.                18,500       454,303       279,813  0.18 %
193 Fastenal Company                  6,300       263,653       283,106  0.18 %
194 Gatx Corporation                  8,200       262,503       276,750  0.18 %
195 Hibernia Bancorp                 26,700       397,915       283,688  0.18 %
196 IBP Inc.                         15,400       326,792       277,200  0.18 %
197 Lubizol Corporation               9,100       271,600       280,963  0.18 %
198 Puget Sound Energy, Inc.         14,100       364,585       273,188  0.18 %
199 Ross Stores                      15,100       346,163       270,856  0.18 %
200 Solutia Inc.                     18,400       407,452       284,050  0.18 %
201 Sovereign Bancorp                36,600       503,087       272,784  0.18 %
202 U.S. Foodservice                 16,900       333,291       283,075  0.18 %
203 American Financial Group Hldg.    9,700       344,230       255,838  0.17 %
204 Apollo Group Inc.                12,900       381,217       258,806  0.17 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------   -----
205 Brinker Intl. Inc.               10,925  $    236,054   $   262,200  0.17 %
206 CK Witco                         19,879       447,136       265,882  0.17 %
207 Cambridge Tech. Partn.           10,100       215,306       265,125  0.17 %
208 Conectiv                         15,475       335,438       260,173  0.17 %
209 Dean Foods Co.                    6,500       258,513       258,375  0.17 %
210 Flowers Industries Inc.          16,750       284,557       266,953  0.17 %
211 Mohawk Industries Inc.           10,100       299,001       266,388  0.17 %
212 Provident Financial               7,300       316,569       261,888  0.17 %
213 Wilmington Trust                  5,400       259,792       260,550  0.17 %
214 A.C. Nielson Corporation          9,700       209,288       238,863  0.16 %
215 Barnes & Noble                   11,600       339,730       239,250  0.16 %
216 Beckman Instrs. Inc.              4,800       214,739       244,200  0.16 %
217 City National Corporation         7,600       193,531       250,325  0.16 %
218 Federal-Mogul Corporation        12,300       581,246       247,538  0.16 %
219 Harte-Hanks                      11,500       305,604       250,125  0.16 %
220 Ipalco Enterprises               14,300       271,382       243,994  0.16 %
221 Lyondell Petrochemical           19,600       418,883       249,900  0.16 %
222 OGE Energy Corporation           13,000       302,213       247,000  0.16 %
223 Pacific Century Financial Corp.  13,400       274,813       250,413  0.16 %
224 Payless Shoesource                5,200       260,423       244,400  0.16 %
225 Santa Fe Snyder                  30,800       264,949       246,400  0.16 %
226 Cabot Corporation                11,000       260,893       224,125  0.15 %
227 Callaway Golf Co.                12,700       246,641       224,631  0.15 %
228 Kansas City Power & Light Co.    10,300       276,296       227,244  0.15 %
229 Lee Enterprises Inc.              7,400       186,792       236,338  0.15 %
230 Media General Inc.                4,400       181,646       228,800  0.15 %
231 Modis Professional               16,000       414,696       228,000  0.15 %
232 Neiman Marcus Group               8,200       222,281       229,088  0.15 %
233 Sierra Pacific Resource          13,100       322,313       226,794  0.15 %
234 Tech Data Corporation             8,700       335,488       235,988  0.15 %
235 Borders Group, Inc.              13,000       373,611       208,813  0.14 %
236 Clayton Homes Inc.               23,313       275,424       214,188  0.14 %
237 Dentsply Intl. Inc.               8,800       206,721       207,900  0.14 %
238 Devry Inc.                       11,600       234,392       216,050  0.14 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------   -----
239 First Health Group                8,200  $    188,774   $   220,375  0.14 %
240 Harsco Corporation                6,700       221,032       212,725  0.14 %
241 Hon Inds. Inc.                   10,100       217,806       221,569  0.14 %
242 Houghton Mifflin Company          5,200       166,743       219,375  0.14 %
243 Interstate Bakeries              11,700       307,987       212,063  0.14 %
244 Lancaster Colony Corporation      6,665       196,021       220,778  0.14 %
245 Meritor Automotive               11,500       254,696       222,813  0.14 %
246 Minnesota Power And Light Co.    12,300       229,530       208,331  0.14 %
247 Ocean Energy Inc.                27,800       468,312       215,450  0.14 %
248 Rayonier Inc.                     4,600       184,498       222,238  0.14 %
249 Sensormatic Electronics Corp.    12,650       211,702       220,584  0.14 %
250 Washington Gas Light              7,700       184,022       211,750  0.14 %
251 BLYTH                             8,100       254,445       198,956  0.13 %
252 Cordant                           6,100       187,828       201,300  0.13 %
253 Foundation Health Systems Inc.   20,400       433,444       202,725  0.13 %
254 Gartner Group Inc.               14,700       317,531       203,044  0.13 %
255 Helmerich & Payne Inc.            9,000       191,520       196,313  0.13 %
256 Imation Corporation               6,100       132,209       204,731  0.13 %
257 Noble Affiliates Inc.             9,500       297,460       203,656  0.13 %
258 Questar Corporation              13,700       246,762       205,500  0.13 %
259 Suiza Foods Corporation           5,200       240,177       206,050  0.13 %
260 Teleflex                          6,300       204,717       197,269  0.13 %
261 Airborne Freight Corporation      8,100       207,291       178,200  0.12 %
262 Bergen Brunswig Corporation      22,350       403,538       185,784  0.12 %
263 Borg-Warner Automotive, Inc.      4,500       234,215       182,250  0.12 %
264 Carlisle Companies Inc.           5,000       177,297       180,000  0.12 %
265 Claires Stores Inc.               8,575       140,388       191,866  0.12 %
266 Donaldson Co. Inc.                7,700       128,053       185,281  0.12 %
267 Furniture Brands Intl.            8,200       214,208       180,400  0.12 %
268 Hanover Compressor Co.            4,800       157,488       181,200  0.12 %
269 Omnicare, Inc.                   15,200       438,518       182,400  0.12 %
270 RPM, Inc.                        17,975       257,128       183,120  0.12 %
271 Swift Transportation             10,700       236,475       188,588  0.12 %
272 Trigon Healthcare                 6,500       228,163       191,750  0.12 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------   -----
273 Trinity Industries                6,550  $    227,795   $   186,266  0.12 %
274 Valero Refining & Marketing Co.   9,300       206,087       184,838  0.12 %
275 Webster Financial                 7,600       201,413       179,075  0.12 %
276 York International                6,500       271,782       178,344  0.12 %
277 AGL Resources                     9,500       186,111       161,500  0.11 %
278 Alexander & Baldwin Inc.          7,200       176,070       164,250  0.11 %
279 Church & Dwight Co.               6,500       104,949       173,469  0.11 %
280 Comsat Corporation                8,800       236,328       174,900  0.11 %
281 Cytec Ind. Inc.                   7,000       239,886       161,875  0.11 %
282 Everest Reinsurance Holdings      7,800       278,111       174,038  0.11 %
283 HSB Group, Inc.                   4,850       188,343       163,991  0.11 %
284 Idacorp Inc. Hldg.                6,300       197,822       168,919  0.11 %
285 Kennametal Inc.                   5,000       160,324       168,125  0.11 %
286 Keysone Fin. Inc.                 8,100       253,947       170,606  0.11 %
287 Lands' End Inc.                   5,000       138,140       173,750  0.11 %
288 Oxford Health Plans              13,600       511,617       172,550  0.11 %
289 Scholastic Corporation            2,800       148,747       174,125  0.11 %
290 Universal Foods                   8,400       172,003       171,150  0.11 %
291 Westamerica Bancorp               6,300       223,675       176,006  0.11 %
292 Alaska Air Group, Inc.            4,400       186,716       154,550  0.10 %
293 Albemarle Corporation             7,800       153,277       149,663  0.10 %
294 Apria Healthcare Group            8,700       162,118       156,056  0.10 %
295 CMP Group Inc. Holding            5,400       107,981       148,838  0.10 %
296 Dexter Corporation                3,800       116,491       151,050  0.10 %
297 Dole Food Inc.                    9,300       322,897       151,125  0.10 %
298 Georgia Gulf Corporation          5,200       125,645       158,275  0.10 %
299 Hawaiian Electric Ind. Inc.       5,400       204,530       155,925  0.10 %
300 Investment Technology             5,200       199,239       149,500  0.10 %
301 Kelly Services Inc.               6,000       186,579       150,750  0.10 %
302 Newport News Shipbuilding         5,500       125,980       151,250  0.10 %
303 Ohio Casualty Corporation        10,000       178,838       160,625  0.10 %
304 Olin Corporation                  7,500       157,249       148,594  0.10 %
305 Olsten Corporation               13,550       228,169       153,284  0.10 %
306 Pioneer Natural Resources Co.    16,700       380,437       149,256  0.10 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------   -----
307 Pittston Brink's Group            6,800  $    199,179   $   149,600  0.10 %
308 Policy Management Systems Corp.   5,900       207,236       150,819  0.10 %
309 Tecumseh Product                  3,300       174,288       155,719  0.10 %
310 Transaction Sys. Architects Inc.  5,400       212,988       151,200  0.10 %
311 Westpoint Stevens                 8,900       286,638       155,750  0.10 %
312 Agco Corporation                  9,900       218,580       133,031  0.09 %
313 Carter Wallace Inc.               7,500       157,763       134,531  0.09 %
314 Cirrus Logic Inc.                10,900       163,206       145,106  0.09 %
315 Horace Mann Educator              6,800       175,589       133,450  0.09 %
316 Jacobs Engr. Group Inc.           4,300       136,851       139,750  0.09 %
317 Kaydon Corporation                5,100       149,133       136,744  0.09 %
318 Mark IV Industries Inc.           7,805       143,847       138,051  0.09 %
319 Mentor Graphics Corporation      10,700       125,776       141,106  0.09 %
320 Minerals Technologies             3,500       148,137       140,219  0.09 %
321 Papa John's International         5,100       222,131       132,919  0.09 %
322 Pennzoil-Quaker State Co.        12,973       201,289       132,162  0.09 %
323 UCAR International                7,500       253,239       133,594  0.09 %
324 Arvin Industries Inc.             4,300       144,264       122,013  0.08 %
325 CLECO Corporation                 3,800       112,009       121,838  0.08 %
326 Federal Signal Corporation        7,700       175,612       123,681  0.08 %
327 Ferro Corporation                 5,875       130,415       129,250  0.08 %
328 Fuller (H.B.) Co.                 2,300       109,675       128,656  0.08 %
329 GTech Holdings Corporation        5,800       170,399       127,600  0.08 %
330 Longview Fibre Co.                8,600       133,166       122,550  0.08 %
331 Modine Manufacturing Co.          4,900       144,533       122,500  0.08 %
332 NCO Group Inc.                    4,200       202,925       126,525  0.08 %
333 Nordson Corporation               2,700       145,361       130,275  0.08 %
334 Ruddick Corporation               7,700       116,901       119,350  0.08 %
335 Steris Corporation               11,300       316,158       116,531  0.08 %
336 Superior Industries               4,400       124,200       117,975  0.08 %
337 Unifi, Inc.                       9,850       251,610       121,278  0.08 %
338 Universal Corporation             5,200       163,936       118,625  0.08 %
339 Wallace Computer                  7,000       170,038       116,375  0.08 %
340 Airgas Inc.                      11,700       195,641       111,150  0.07 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                 Shares     Cost (1)     Value (1)   Value
---     -------------                 ------     --------      --------   -----
341 Ametek                             5,400 $    104,533   $   102,938  0.07 %
342 Bob Evans Farms Inc.               6,600      132,498       101,888  0.07 %
343 Carpenter Technology               3,700      142,829       101,519  0.07 %
344 Covance Inc.                       9,700      220,245       104,881  0.07 %
345 Flowserve Corporation              6,250      158,582       106,250  0.07 %
346 Glatfelter Ph & Company            7,000      112,459       101,938  0.07 %
347 Micro Warehouse, Inc.              6,000      186,620       111,000  0.07 %
348 Officemax Inc.                    18,900      246,156       103,950  0.07 %
349 Pss World Medical Inc.            11,800      222,775       111,363  0.07 %
350 Precision Castparts Corporation    4,100      189,633       107,625  0.07 %
351 Public Service Co.                 6,800      121,604       110,500  0.07 %
352 Quorem Health Group               11,800      236,968       109,888  0.07 %
353 Sylvan Learning System             8,500      230,819       110,500  0.07 %
354 Varco International               10,900      105,883       111,044  0.07 %
355 Warnaco Group, Inc.                9,300      265,145       114,506  0.07 %
356 Wausau-Mosinee Paper Corporation   8,588      160,237       100,372  0.07 %
357 Wellman, Inc.                      5,700      108,695       106,163  0.07 %
358 Wisconsin Central Transport        8,500      206,594       114,219  0.07 %
359 Bandag Inc.                        3,700      161,624        92,500  0.06 %
360 Banta Corporation                  4,400      111,864        99,275  0.06 %
361 CBRL Group                         9,750      247,858        94,605  0.06 %
362 Chesapeake Corp.                   2,900       97,415        88,450  0.06 %
363 Hanna (M.A.) Co.                   8,200      129,841        89,688  0.06 %
364 Indiana Energy Inc.                4,933       97,562        87,561  0.06 %
365 Ogden Corporation                  8,200      180,470        97,888  0.06 %
366 Perrigo Co.                       12,200      201,424        97,600  0.06 %
367 Sequa Corporation                  1,700       90,971        91,694  0.06 %
368 JM Smucker Co.                     4,800      117,228        93,600  0.06 %
369 Standard Register Co.              4,600      131,476        89,125  0.06 %
370 Stewart Enterprises, Inc.         18,100      357,504        85,975  0.06 %
371 Total Rental Care                 13,500      368,319        90,281  0.06 %
372 Albany Intl. Corporation           5,113       96,960        79,256  0.05 %
373 Beverly Enterprises               17,100      175,593        74,813  0.05 %
374 Black Hills Inc.                   3,600       75,050        79,875  0.05 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                 Shares     Cost (1)     Value (1)   Value
---     -------------                 ------     --------      --------   -----
375 Buffets Inc.                       7,000 $     81,624   $    70,000  0.05 %
376 Comp-USA Inc.                     15,500      335,938        79,438  0.05 %
377 Dreyers Grand Ice Cream Inc.       4,600       72,144        78,200  0.05 %
378 Granite Construction Inc.          4,550       89,853        83,891  0.05 %
379 Hunt JB Trans. Svcs. Inc.          5,900      130,063        81,678  0.05 %
380 Navigant Consulting                6,900      276,705        75,038  0.05 %
381 Overseas Shipholding Group Inc.    5,600      104,659        82,950  0.05 %
382 Rollins, Inc.                      5,050      104,899        75,750  0.05 %
383 Ryerson Tull                       4,100       96,724        79,694  0.05 %
384 Schulman A Inc.                    5,150      108,444        84,009  0.05 %
385 Structural Dynamic                 6,000      116,598        76,500  0.05 %
386 Acuson                             4,500       77,214        56,531  0.04 %
387 Arnold Inds.                       4,100       66,683        57,656  0.04 %
388 Cleveland Cliffs Inc.              1,800       75,430        56,025  0.04 %
389 Ethyl Corporation                 13,900      114,949        54,731  0.04 %
390 Stewart & Stevenson                4,700      111,064        55,666  0.04 %
391 International Multifoods Corp.     3,100       75,497        41,075  0.03 %
392 Lance Inc.                         5,000       98,190        50,000  0.03 %
393 Lone Star Steakhouse               5,500      118,042        49,070  0.03 %
394 Maxxam Inc.                        1,200       58,484        51,450  0.03 %
395 NCH Corporation                      900       55,077        40,106  0.03 %
396 Vlasic Food                        7,600      159,368        43,225  0.03 %
397 Burlington Inds. Inc.              8,800       93,171        35,200  0.02 %
398 Heilg-Meyers Co.                   9,975      134,787        27,431  0.02 %
399 Magnetek Inc.                      4,000       58,783        30,750  0.02 %
400 Oregon Steel Mills Inc.            4,300       72,711        34,093  0.02 %
                                   --------- ------------- ------------ ------
                                   4,979,112 $136,373,127  $153,741,098   100 %
                                   ========= ============= ============ ======


NOTE:
(1) See Notes to Financial Statements.

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         EQUITY INVESTOR FUND
Request the most                         INDEX SERIES
recent free Information                  S&P 500 TRUST 2
Supplement that gives more               S&P 500 MIDCAP TRUST
details about the Fund,                  (A Unit Investment Trust)
by calling:                              ---------------------------------------
The Chase Manhattan Bank                 This Prospectus does not contain
1-800-323-1508                           complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-44844) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-3044).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     14124--4/00

                             DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             ------------------------------
                             ----------------------

                           EQUITY INVESTOR FUND
                           INDEX SERIES
                           S&P 500 TRUST 2
                           S&P MIDCAP TRUST
                           (A UNIT INVESTMENT TRUST)
                           -  MONTHLY INCOME
                           -  DIVERSIFICATION
                           -  REINVESTMENT OPTION

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated April 28, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks or bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, risk tolerance or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION ON THIS PROSPECTUS IS AS OF THE EVALUATION DATE, DECEMBER 31, 1999.

CONTENTS
                                       PAGE
                                       ---
S&P 500 Trust 2 Risk/Return Summary..    3
S&P 500 MidCap Trust
  Risk/Return Summary................    5
What You Can Expect From Your
  Investment.........................    7
  Income.............................    7
  Records and Reports................    7
The Risks You Face...................    7
  Litigation and Legislation Risks...    7
Selling Units........................    7
  Sponsors' Secondary Market.........    7
  Selling Units to the Trustee.......    8
How The Fund Works...................    8
  Pricing............................    8
  Evaluations........................    8
  Income.............................    8
  Expenses...........................    9
  Portfolio Changes..................    9
  Fund Termination...................    9
  Certificates.......................   10
  Trust Indenture....................   10
  Legal Opinion......................   11
  Auditors...........................   11
  Sponsors...........................   11
  Trustee............................   11
  Underwriters' and Sponsors'
    Profits..........................   11
  Public Distribution................   12
  Code of Ethics.....................   12
  Year 2000 Issues...................   12
Taxes................................   12
Supplemental Information.............   13
Financial Statements.................  D-1

--------------------------------------------------------------------------------

S&P 500 TRUST 2 RISK/RETURN SUMMARY

 1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?

  -  The objective of this Defined Fund is
     designed to produce investment results
     corresponding to the performance of the
     Standard & Poor's 500 Stock Price
     Composite Index.
 2.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  - The Portfolio contains 500 common stocks structured to mirror, as closely as possible, the total return of the S&P 500
     Index.

    -- With a single, convenient purchase, you can participate in the total return performance of an index broadly representing the market. This diversification reduces the risk of selecting individual stocks or market sectors.

  - The Fund plans to hold the stocks in the Portfolio for approximately 17 years. The
     Fund will terminate by February 28, 2017.
 3.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Stock prices can be volatile.

  -  Dividend rates on the stocks or share
     prices may decline during the life of the Fund.

  - The Fund may continue to hold the stocks originally selected even though their market value or yield may have changed.

 4.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want current monthly income.
     You will benefit from a professionally
     selected and supervised portfolio whose
     risk is reduced by investing in equity
     securities of many different issuers.
     The Fund is NOT appropriate for you if
     you are unwilling to take the risk
     involved with an equity investment.

 5.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses
     you may pay, directly or indirectly, when you invest in the Fund.

                                                   $0.77
     Trustee's Fee
                                                   $0.65
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
     ESTIMATED ANNUAL OPERATING EXPENSES
                                                  AMOUNT
                                              PER 1,000 UNITS
                                              ---------------
                                                   $1.03
     Other Operating Expenses
                                                   -----
                                                   $2.45
     TOTAL

     The Sponsors historically paid updating
     expenses.

     INVESTOR FEES

     You will pay an up-front sales fee of
     approximately 2.25%. The fee will be reduced for quantity purchases, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $25,000             2.25%
     $25,000 to $49,999            2.00%
     $50,000 to $74,999            1.75%
     $75,000 to $99,999            1.50%
     $100,000-$249,999             1.25%
     $250,000-$999,999             1.00%
     $1,000,000-$4,999,999         0.75%
     $5,000,000-$14,999,999        0.50%
     $15,000,000 or more           0.25%

 6.  IS THE FUND MANAGED?
     Unlike a mutual fund, the Fund is not
     managed. However, stocks may be purchased or sold to reflect changes in the Index.
     The Sponsors monitor the portfolio and
     may instruct the Trustee to sell
     securities under certain limited
     circumstances.

--------------------------------------------------------------------------------

 7.  HOW DO I BUY UNITS?

     The minimum investment is $250.

     You can buy units from the Sponsors.

     UNIT PRICE PER 1,000 UNITS      $3,149.26
     (as of December 31, 1999)

     Unit price is based on the net asset
     value of the Fund plus the up-front sales fee.
     The Portfolio stocks are valued by the
     Trustee on the basis of their closing
     prices at 4:00 p.m. Eastern time every
     business day. Unit price changes every
     day with changes in the prices of the
     stocks.

 8.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     the Sponsors or the Trustee for the net
     asset value determined at the close of
     business on the date of sale.

 9.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays monthly distributions of
     any dividend income, net of expenses, on the 25th of each month, if you own units on the 10th of that month. Distributions of ordinary income will be dividends for federal income tax purposes and may be eligible for the dividends-received deduction for corporations. Distributions to foreign investors will generally be subject to withholding taxes.

10.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You may choose to reinvest your
     distributions into additional units of
     the Fund. Unless you choose reinvestment, you will receive your income distributions in cash.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on designated exchanges.

--------------------------------------------------------------------------------

S&P 500 MIDCAP TRUST RISK/RETURN SUMMARY

 1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?

  -  The objective of this Defined Fund is
     designed to produce investment results
     corresponding to the performance of the
     Standard & Poor's MidCap 400 Stock Price
     Composite Index.

 2.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  - The Portfolio contains 400 common stocks structured to mirror, as closely as possible, the total return of the S&P
     MidCap 400 Index.

    -- With a single, convenient purchase, you can participate in the total return performance of an index broadly representing the market. This diversification reduces the risk of selecting individual stocks or market sectors.

  - The Fund plans to hold the stocks in the Portfolio for approximately 17 years. The
     Fund will terminate by February 28, 2017.
 3.  WHAT ARE THE SIGNIFICANT RISKS?
     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Stock prices can be volatile.

  -  Dividend rates on the stocks or share
     prices may decline during the life of the Fund.

  - The Fund may continue to hold the stocks originally selected even though their market value or yield may have changed.

 4.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want current monthly income.
     You will benefit from a professionally
     selected and supervised portfolio whose
     risk is reduced by investing in equity
     securities of many different issuers.
     The Fund is NOT appropriate for you if
     you are unwilling to take the risk
     involved with an equity investment.

 5.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses
     you may pay, directly or indirectly, when you invest in the Fund.

                                                   $0.81
     Trustee's Fee
                                                   $0.65
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
     ESTIMATED ANNUAL OPERATING EXPENSES
                                                  AMOUNT
                                              PER 1,000 UNITS
                                              ---------------
                                                   $0.82
     Other Operating Expenses
                                                   -----
                                                   $2.28
     TOTAL

     The Sponsors historically paid updating
     expenses.

     INVESTOR FEES

     You will pay an up-front sales fee of
     approximately 2.25%. The fee will be reduced for quantity purchases, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $25,000             2.25%
     $25,000 to $49,999            2.00%
     $50,000 to $74,999            1.75%
     $75,000 to $99,999            1.50%
     $100,000-$249,999             1.25%
     $250,000-$999,999             1.00%
     $1,000,000-$4,999,999         0.75%
     $5,000,000-$14,999,999        0.50%
     $15,000,000 or more           0.25%

 6.  IS THE FUND MANAGED?
     Unlike a mutual fund, the Fund is not
     managed. However, stocks may be purchased or sold to reflect changes in the Index.
     The Sponsors monitor the portfolio and
     may instruct the Trustee to sell
     securities under certain limited
     circumstances.

--------------------------------------------------------------------------------

 7.  HOW DO I BUY UNITS?

     The minimum investment is $250.

     You can buy units from the Sponsors.

     UNIT PRICE PER 1,000 UNITS      $1,627.10
     (as of December 31, 1999)

     Unit price is based on the net asset
     value of the Fund plus the up-front sales fee.
     The Portfolio stocks are valued by the
     Trustee on the basis of their closing
     prices at 4:00 p.m. Eastern time every
     business day. Unit price changes every
     day with changes in the prices of the
     stocks.

 8.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     the Sponsors or the Trustee for the net
     asset value determined at the close of
     business on the date of sale.

 9.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays monthly distributions of
     any dividend income, net of expenses, on the 25th of each month, if you own units on the 10th of that month. Distributions of ordinary income will be dividends for federal income tax purposes and may be eligible for the dividends-received deduction for corporations. Distributions to foreign investors will generally be subject to withholding taxes.

10.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You may choose to reinvest your
     distributions into additional units of
     the Fund. Unless you choose reinvestment, you will receive your income distributions in cash.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on designated exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME

Because the Fund generally pays dividends as they are received, individual income payments will fluctuate based upon the amount of dividends declared and paid by each issuer. Other reasons your income may vary are:
  - changes to the Portfolio because of sales of securities;
  - changes in the Fund's expenses; and
  - the amount of dividends declared and paid.

There can be no assurance that any dividends will be declared or paid.

RECORDS AND REPORTS

You will receive:
- a notice from the Trustee if new equity securities are deposited in exchange or substitution for equity securities originally deposited;
- annual reports on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF INCOME RECEIVED DURING THE YEAR. PLEASE CONTACT YOUR TAX ADVISER IN THIS REGARD.

You may inspect records of Portfolio transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the Fund by:
  - reducing the dividends-received deduction or
  - increasing the corporate tax rate resulting in less money available for dividend payments.

SELLING UNITS

You can sell your units at any time for a price based on their net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the Portfolio securities, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors, and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the Portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value less any remaining deferred sales fee and the cost of liquidating securities to meet the redemption. We may resell the units to other buyers or to the Trustee.

We have maintained a secondary market continuously for more than 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by contacting your broker, dealer or financial institution that holds your units in street name. Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee will sell your units in the over-the-counter market if it believes it can obtain a higher price. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for the units you are selling we will select securities to be sold. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than you paid for your unit and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
  - for any other period permitted by SEC order.

HOW THE FUND WORKS

PRICING

Units are charged an initial sales fee.

EVALUATIONS

The Trustee values the securities on each business day (i.e., any day other than Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). If the securities are listed on a national securities exchange or the Nasdaq National Market, evaluations are generally based on closing sales prices on that exchange or that system or, if closing sales prices are not available, at the mean between the closing bid and offer prices.

INCOME
- The annual income per unit, after deducting estimated annual Fund expenses per unit, will depend primarily upon the amount of dividends declared and paid by the issuers of the securities and changes in the expenses of the Fund and, to a lesser degree, upon the level of sales of securities. There is no assurance that dividends on the securities will continue at their current levels or be declared at all.

- Each unit receives an equal share of monthly distributions of dividend income net of estimated expenses. Because dividends on the securities are not received at a constant rate throughout the year, any distribution may be more or less than the amount then credited to the Income Account. The Trustee credits dividends received to an Income Account and other receipts to a Capital Account. The Trustee may establish a reserve account by withdrawing from the these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.
- Subject to the reinvestment plan, your monthly income distribution will be substantially equal to 1/12 of your share of the estimated annual income, net of estimated expenses.

EXPENSES

The Trustee is paid a fee monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 70 CENTS per 1,000 units annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Fund's registration statement yearly are now chargeable to the Fund. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. Certain of these expenses were previously paid for by the Sponsors.

The Trustee's and Sponsors' fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell securities if cash is not available.

PORTFOLIO CHANGES

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio.

We decide whether to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the Portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. Unless you choose to receive an in-kind distribution of securities, we will sell any remaining securities, and you will receive your final distribution in cash.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by deliverying satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors and the Trustee, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Trustee may resign or be removed by the Sponsors without the consent of investors. The resignation or removal of the Trustee becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or

  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee and the Sponsors.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Trustee for the S&P500 Trust 2 is The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10268. The Trustee for the S&P MidCap Trust is The Bank of New York, 101 Barclay Street--17W, New York, New York 10268. Each Trustee is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. Any cash made available by you to the Sponsors before the settlement date for your units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in a Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summarizes some of the important income tax consequences of holding Units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund intends to quality for special tax treatment as a regulated investment company so that it will not be subject to federal income tax on the portion of its taxable income that it distributes to investors in a timely manner.

DISTRIBUTIONS

Distributions to you of the Fund's dividend income and of the Fund's gains from Securities it has held for one year or less will generally be taxed to you as ordinary income, to the extent of the Fund's taxable income not attributable to the Fund's net capital gain. Distributions to you in excess of the Fund's taxable income will be treated as a return of capital and will reduce your basis in your Units. To the extent such distributions exceed your basis, they will be treated as gain from the sale of your Units.

Distributions to you that are treated as ordinary income will constitute dividends for federal income tax purposes. Corporate investors may be eligible for the 70% dividends-received deduction with respect to these distributions. You should consult your tax adviser.

Distributions to you of the Fund's net capital gain will generally be taxable to you as long-term capital gain, regardless of how long you have held your Units.

GAIN OR LOSS UPON DISPOSITION

You will generally recognize capital gain or loss when you dispose of your Units. If you receive Securities upon redemption of your Units, you will generally recognize capital gain or loss equal to the difference between your basis in your Units and the fair market value of the Securities received in redemption.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain or loss will generally be long-term if you have held your investment which produces the gain or loss for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR BASIS IN THE SECURITIES

Your aggregate basis in the Units will generally be equal to the cost of your Units, including the initial sales charge. You should not increase your basis in your Units by deferred sales charges or organizational expenses.

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you will generally be subject to 30% withholding tax (or a lower applicable treaty rate) on your share of dividends received by the Portfolio. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

EIF INDEX SERIES S&P 500 TRUST 2
FUNDS - EQUITY INVESTOR FUND INDEX SERIES, S&P 500 TRUST - 2

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders of Defined Asset Funds - Equity Investor Fund
  Index Series, S&P 500 Trust - 2:

We have audited the accompanying statement of condition of Defined Asset Funds - Equity Investor Fund Index Series, S&P 500 Trust - 2, including the portfolio, as of December 31, 1999 and the related statements of operations and of changes in net assets for the years ended December 31, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 1999, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Equity Investor Fund Index Series, S&P 500 Trust - 2 at December 31, 1999 and the results of its operations and changes in its net assets for the above-stated years in accordance with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, N.Y.
April 7, 2000

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S&P 500 TRUST - 2

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $317,770,615) (Note 1)......................................  $594,043,214
  Dividends receivable................................................       533,156
  Receivable for securities sold or redeemed..........................        50,926
  Receivable for unit creations.......................................    13,274,260
                                                                        ------------

            Total trust property......................................   607,901,556
LESS LIABILITIES:
  Advance from Trustee..................................$  18,597,970
  Payable for securities purchased......................      868,985     19,466,955
                                                        -------------   ------------

NET ASSETS, REPRESENTED BY:
  191,148,076 units of fractional
    undivided interest outstanding (Note 3).............  588,088,725
  Undistributed net investment income...................      345,876   $588,434,601
                                                         ------------   ============

UNIT VALUE ($588,434,601 / 191,148,076 units).........................      $3.07842
                                                                            ========

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S&P 500 TRUST - 2

STATEMENTS OF OPERATIONS

                                                            Years Ended December 31,
                                                          1999         1998         1997
INVESTMENT INCOME:
  Dividend income................................... $  6,800,919  $ 6,206,686  $ 5,437,111
  Trustee's fees and expenses.......................     (322,245)    (283,672)    (263,578)
  Sponsors' fees....................................      (95,316)     (65,594)     (38,939)
                                                     ------------  -----------  -----------

  Net investment income.............................    6,383,358    5,857,420    5,134,594
                                                     ------------  -----------  -----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Realized gain on securities sold or
    redeemed........................................   22,791,541   29,054,094    8,835,928
  Unrealized appreciation of investments............   72,334,928   67,393,815   71,135,157
                                                     ------------  -----------  -----------

  Net realized and unrealized gain on
    investments.....................................   95,126,469   96,447,909   79,971,085
                                                     ------------  -----------  -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS........................................ $101,509,827 $102,305,329  $85,105,679
                                                     ============ ============  ===========

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S&P 500 TRUST - 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                           Years Ended December 31,
                                                       1999          1998          1997
OPERATIONS:
  Net investment income.........................  $  6,383,358  $  5,857,420  $  5,134,594
  Realized gain on securities sold or
    redeemed....................................    22,791,541    29,054,094     8,835,928
  Unrealized appreciation of investments........    72,334,928    67,393,815    71,135,157
                                                  ------------  ------------  ------------

  Net increase in net assets resulting from
    operations..................................   101,509,827   102,305,329    85,105,679
                                                  ------------  ------------  ------------

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income........................................    (6,459,760)   (5,794,392)   (5,052,051)
  Principal.....................................   (23,000,107)  (23,521,054)   (8,451,033)
                                                  ------------  ------------  ------------

  Total distributions...........................   (29,459,867)  (29,315,446)  (13,503,084)
                                                  ------------  ------------  ------------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Issuances of 21,334,738, 27,246,670 and
    24,145,777 units, respectively..............    61,737,160    68,522,390    47,828,865
  Redemptions of 5,094,384, 10,048,419 and
    2,668,129 units, respectively...............   (14,743,642)  (23,380,945)   (5,411,755)
                                                  ------------  ------------  ------------

NET CAPITAL SHARE TRANSACTIONS..................    46,993,518    45,141,445    42,417,110
                                                  ------------  ------------  ------------

NET INCREASE IN NET ASSETS......................   119,043,478   118,131,328   114,019,705

NET ASSETS AT BEGINNING OF YEAR.................   469,391,123   351,259,795   237,240,090
                                                  ------------  ------------  ------------

NET ASSETS AT END OF YEAR.......................  $588,434,601  $469,391,123  $351,259,795
                                                  ============  ============  ============

PER UNIT:
  Income distributions during year                    $0.03518      $0.03429      $0.03335
                                                      ========      ========      ========

  Principal distributions during year                 $0.12306      $0.13853      $0.05397
                                                      ========      ========      ========

  Net asset value at end of year                      $3.07842      $2.68365      $2.22726
                                                      ========      ========      ========

TRUST UNITS OUTSTANDING AT END OF YEAR             191,148,076   174,907,722   157,709,471
                                                   ===========   ===========   ===========

                            See Notes to Financial Statements.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S&P 500 TRUST - 2

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at market value based on the closing sale price on the exchange on which it is listed. Realized gains or losses on sales of securities are determined using the first-in, first-out cost method.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c)  Dividend income is recorded on the ex-dividend date.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders on the twenty-fifth day of each month. Receipts other than dividends, after deductions for redemptions and applicable expenses, are also distributed periodically.

3.   NET CAPITAL

     Cost of 191,148,076 units at Dates of Deposit.............   $328,145,373
     Less sales charge.........................................      7,383,928
                                                                  ------------
     Net amount applicable to Holders..........................    320,761,445
     Redemptions of units - net cost of 22,023,241 units
       redeemed less redemption amounts........................    (17,275,192)
     Realized gain on securities sold or redeemed..............     65,587,177
     Principal distributions...................................    (57,257,304)
     Net unrealized appreciation of investments................    276,272,599
                                                                  ------------

     Net capital applicable to Holders.........................   $588,088,725
                                                                  ============

4.   REDEMPTIONS

     Holders may request redemptions of units by presentation thereof to the Trustee, The Chase Manhattan Bank.

5.   INCOME TAXES

     As of December 31, 1999 net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $276,272,599 of which $292,605,125 related to appreciated securities and $16,332,526 related to depreciated securities. The aggregate cost of investment securities for Federal income tax purposes was $317,770,615 at December 31, 1999.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
 1   Microsoft Corp.                    248,900     $ 6,431,219      $ 29,059,075        4.8917%
 2   General Electric Company           158,300       7,393,034        24,496,925        4.1238%
 3   Cisco Systems, Inc.                157,800       2,848,243        16,904,325        2.8456%
 4   Wal-Mart Stores, Inc.              214,700       3,714,258        14,841,138        2.4983%
 5   Exxon Mobil Corp.                  166,601       7,431,115        13,421,793        2.2594%
 6   Intel Corp.                        161,200       3,961,741        13,268,775        2.2336%
 7   Lucent Technologies Inc.           151,130       3,458,388        11,306,413        1.9033%
 8   International Business              87,000       3,112,272         9,396,000        1.5817%
 9   Citigroup Inc.                     162,611       3,459,425         9,035,074        1.5209%
 10  America Online, Inc.               107,800       4,519,589         8,132,163        1.3690%
 11  American International              74,650       3,076,479         8,071,531        1.3587%
 12  SBC Communications, Inc.           164,567       4,528,873         8,022,641        1.3505%
 13  A T&T Corp                         154,118       4,539,895         7,821,489        1.3167%
 14  Oracle Corporation                  68,718       1,063,073         7,700,711        1.2963%
 15  Home Depot Inc.                    111,000       2,011,006         7,610,438        1.2811%
 16  Merck & Co., Inc.                  112,800       4,078,092         7,564,650        1.2734%
 17  MCI Worldcom Inc                   136,923       3,181,791         7,265,477        1.2231%
 18  Proctor & Gamble Co.                63,400       3,113,217         6,946,263        1.1693%
 19  Coca-Cola Company                  119,200       5,076,849         6,943,400        1.1688%
 20  Nortel Networks Corp.               64,440       1,320,754         6,508,440        1.0956%
 21  Dell Computer Corp.                122,600         986,223         6,252,600        1.0525%
 22  Royal Dutch Petroleum Co           103,400       3,817,790         6,249,238        1.0520%
 23  Johnson & Johnson                   67,100       3,228,101         6,248,688        1.0519%
 24  Bristol-Myers Squibb Co.            95,700       2,636,626         6,142,744        1.0341%
 25  Pfizer, Inc.                       186,800       2,800,734         6,059,325        1.0200%
 26  Sun Microsystems, Inc.              75,400         678,447         5,838,788        0.9829%
 27  Qualcomm                            32,000       1,429,894         5,636,000        0.9488%
 28  Hewlett-Packard Co.                 49,200       2,231,016         5,605,725        0.9437%
 29  Yahoo                               12,700       4,371,800         5,495,131        0.9250%
 30  EMC Corp/Mass                       49,100         629,326         5,364,175        0.9030%
 31  Bell Atlantic Corp.                 74,888       2,564,377         4,610,293        0.7761%
 32  Time Warner, Inc.                   62,100       1,914,985         4,498,369        0.7572%
 33  Motorola, Inc.                      29,400       1,727,376         4,329,150        0.7288%
 34  Bellsouth Corp.                     90,800       1,949,565         4,250,575        0.7155%
 35  Bank Of America Corp.               82,326       3,294,037         4,131,736        0.6955%
 36  Morgan Stanley Dean Witter          26,882       1,270,287         3,837,406        0.6460%
 37  Texas Instruments, Inc.             38,700         834,083         3,749,063        0.6311%
 38  American Express Company            21,600       1,194,247         3,591,000        0.6045%
 39  Lilly (Eli) & Co.                   52,600       1,815,606         3,497,900        0.5888%
 40  Warner-Lambert Co.                  41,400       1,175,497         3,392,213        0.5710%
 41  Du Pont (E.I.) De Nemours           50,350       2,309,488         3,316,806        0.5583%
 42  GTE Corp.                           46,900       2,066,482         3,309,381        0.5571%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
 43  Wells Fargo & Co.                   79,200     $ 2,077,664       $ 3,202,650        0.5391%
 44  Tyco International, Ltd.            81,444       1,718,671         3,166,136        0.5330%
 45  Ford Motor Company                  58,300       1,566,358         3,115,406        0.5244%
 46  Chase Manhattan (New)               39,820       1,567,637         3,093,516        0.5208%
 47  Federal National Mortgage           49,500       1,751,280         3,090,656        0.5203%
 48  Schering-Plough                     70,900       1,338,202         2,991,094        0.5035%
 49  Amgen, Inc.                         49,300         678,819         2,961,081        0.4985%
 50  The Walt Disney Co.                 99,500       2,287,550         2,910,375        0.4899%
 51  Sprint Corp. Fon Group              42,000         981,656         2,827,125        0.4759%
 52  Chevron Corp.                       31,700       1,863,425         2,746,013        0.4623%
 53  Abbott Laboratories                 74,200       1,792,585         2,694,388        0.4536%
 54  Philip Morris Companies,           114,100       3,493,117         2,645,694        0.4454%
 55  McDonald's Corp.                    65,300       1,471,949         2,632,406        0.4431%
 56  American Home Products              63,000       1,858,398         2,484,563        0.4182%
 57  Pepsico, Inc.                       70,200       1,893,688         2,474,550        0.4166%
 58  CBS Corp                            36,754         850,179         2,349,959        0.3956%
 59  Applied Materials Inc.              18,300         492,367         2,318,381        0.3903%
 60  Mediaone Group Inc                  29,500         700,078         2,265,969        0.3814%
 61  General Motors Corp.                30,900       1,462,829         2,246,044        0.3781%
 62  Compaq Computer Corp.               81,998       1,500,735         2,219,071        0.3736%
 63  Honeywell International Inc.        38,237       1,126,896         2,205,797        0.3713%
 64  Gillette Company                    51,700       1,769,031         2,129,394        0.3585%
 65  Sprint Corp.(PCS Group)             20,750         343,939         2,126,875        0.3580%
 66  Medtronic, Inc.                     57,700       1,191,692         2,102,444        0.3539%
 67  Viacom, Inc. Class B                33,600         774,294         2,030,700        0.3418%
 68  GAP, Inc.                           41,287         472,202         1,899,202        0.3197%
 69  Minnesota Mining & Manuf            19,400       1,319,988         1,898,775        0.3196%
 70  Boeing Co.                          45,113       1,715,528         1,874,968        0.3156%
 71  Comcast Corp. Special               36,300         482,225         1,835,419        0.3090%
 72  Global Crossing Ltd                 36,620         744,393         1,831,000        0.3082%
 73  Colgate-Palmolive Co.               28,100         699,590         1,826,500        0.3075%
 74  Computer Associates Int'l           25,962         754,229         1,815,717        0.3057%
 75  Nextel Comm.                        17,500         731,463         1,804,688        0.3038%
 76  Banc One Corp.                      55,272       2,047,131         1,772,159        0.2983%
 77  US West Inc                         24,422         850,175         1,758,384        0.2960%
 78  Kimberly-Clark Corp.                26,220         994,115         1,710,855        0.2880%
 79  Automatic Data Processing           30,200         672,988         1,627,025        0.2739%
 80  Anheuser-Busch                      22,400         830,334         1,587,600        0.2673%
 81  Federal Home Loan Mortgage          33,500         886,964         1,576,594        0.2654%
 82  Dayton-Hudson Corp.                 21,300         476,395         1,564,219        0.2633%
 83  First Union Corp.                   47,614       2,253,442         1,562,334        0.2630%
 84  Fleet Boston Financial Corp         44,155       1,209,059         1,537,146        0.2588%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
 85  Enron Corp.                         34,500       $ 765,887       $ 1,530,938        0.2577%
 86  Corning Inc.                        11,800         410,852         1,521,463        0.2561%
 87  Charles Schwab Corp                 39,600         491,896         1,519,650        0.2558%
 88  Electronic Data Systems             22,700         941,396         1,519,481        0.2558%
 89  United Technologies Corp            23,100         752,156         1,501,500        0.2528%
 90  Unilever N.V.                       27,557       1,260,548         1,500,134        0.2525%
 91  Merrill Lynch & Co.                 17,900         808,384         1,494,650        0.2516%
 92  Schlumberger, Ltd.                  26,500       1,034,668         1,490,625        0.2509%
 93  Alcoa Inc.                          17,700         538,472         1,469,100        0.2473%
 94  Clear Channel Comm.                 16,300         781,718         1,454,775        0.2449%
 95  Texaco, Inc.                        26,700       1,173,720         1,450,144        0.2441%
 96  Carnival Corp.                      29,800       1,292,697         1,424,813        0.2399%
 97  Bank Of New York Co. Inc            35,500         584,220         1,420,000        0.2390%
 98  Dow Chemical                        10,600         810,145         1,416,425        0.2384%
 99  Walgreen Co.                        48,400         503,980         1,415,700        0.2383%
100  Atlantic Richfield                  15,600         974,015         1,349,400        0.2272%
101  Solectron Corp                      14,100         712,476         1,341,263        0.2258%
102  Alltel Corp                         15,100         662,281         1,248,581        0.2102%
103  Tellabs Inc.                        19,400         420,043         1,245,238        0.2096%
104  Marsh & Mclennan Companies          12,900         528,747         1,234,369        0.2078%
105  Emerson Electric Co.                21,000         916,748         1,204,875        0.2028%
106  Pharmacia & Upjohn, Inc.            25,050         955,281         1,127,250        0.1898%
107  International Paper Co.             19,949         782,776         1,125,872        0.1895%
108  Gateway Inc                         15,300         459,504         1,102,556        0.1856%
109  Gannett Co.                         13,500         523,493         1,101,094        0.1854%
110  Lowe's Companies, Inc.              18,400         434,219         1,099,400        0.1851%
111  Fifth Third Bancorp                 14,925         613,844         1,095,122        0.1844%
112  Monsanto Co.                        30,600         870,515         1,090,125        0.1835%
113  J.P. Morgan & Co.                    8,400         763,895         1,063,650        0.1791%
114  Suntrust Banks, Inc.                15,400         823,565         1,059,713        0.1784%
115  MBNA Corporation                    38,632         436,630         1,052,722        0.1772%
116  Micron Technology, Inc.             13,000         567,434         1,010,750        0.1701%
117  Eastman Kodak Co.                   15,200         993,284         1,007,000        0.1695%
118  Firstar Corporation                 47,200       1,329,906           997,100        0.1678%
119  First Data Corp.                    20,200         713,074           996,113        0.1677%
120  Illinois Tool Works, Inc            14,500         621,828           979,656        0.1649%
121  Costco Wholesale Corp.              10,704         336,261           976,740        0.1644%
122  Sara Lee Corp.                      43,800         780,446           966,338        0.1627%
123  Associates First Cap Corp.          35,058         925,590           961,904        0.1619%
124  Seagram Company, Ltd.               20,900         748,206           939,194        0.1581%
125  BMC Software, Inc.                  11,700         662,725           935,269        0.1574%
126  Allstate Corp                       38,768         963,369           930,432        0.1566%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
127  Cendant Corporation                 34,248       $ 870,178         $ 909,713        0.1531%
128  American General Corp.              11,900         548,264           902,913        0.1520%
129  Duke Energy                         17,600         853,460           882,200        0.1485%
130  Baxter International, In            14,000         539,759           879,375        0.1480%
131  Safeway Inc                         24,500       1,187,817           871,281        0.1467%
132  Omnicom Group                        8,600         388,972           860,000        0.1448%
133  Halliburton Co.                     21,300         597,648           857,325        0.1443%
134  Household International,            22,679         571,888           844,793        0.1422%
135  U.S. Bancorp                        35,100         999,023           835,819        0.1407%
136  Mellon Financial Corp.              24,500         419,733           834,531        0.1405%
137  Weyerhaeuser Co.                    11,300         556,942           811,481        0.1366%
138  Caterpillar Inc.                    17,200         599,312           809,475        0.1363%
139  Apple Computer Inc.                  7,800         293,770           801,938        0.1350%
140  Campbell Soup Co.                   20,600         673,204           796,963        0.1342%
141  Columbia HCA Healthcare             27,138         832,956           795,483        0.1339%
142  Analog Devices                       8,400         487,069           781,200        0.1315%
143  3Com Corp.                          16,600         752,216           780,200        0.1313%
144  Interpublic Group Cos               13,500         274,325           778,781        0.1311%
145  Southern Company                    32,400         744,932           761,400        0.1282%
146  Computer Sciences Corp.              8,000         319,984           757,000        0.1274%
147  Kroger Company                      40,100         662,877           756,888        0.1274%
148  CVS Corp.                           18,900         495,035           754,819        0.1271%
149  Conoco Inc Cl B                     30,200         808,876           751,225        0.1265%
150  AES Corporation                     10,000         394,357           747,500        0.1258%
151  Xerox Corp.                         32,000         876,240           726,000        0.1222%
152  Cigna Corp.                          9,000         409,835           725,063        0.1221%
153  Washington Mutual, Inc.             27,798       1,066,901           722,748        0.1217%
154  General Instrument Corp              8,400         183,624           714,000        0.1202%
155  Bestfoods                           13,500         490,633           709,594        0.1195%
156  National City Corp.                 29,700         852,751           703,519        0.1184%
157  Xilinx Inc Com.                     15,400         686,213           700,219        0.1179%
158  Guidant Corp.                       14,800         312,527           695,600        0.1171%
159  Heinz (H.J.) Co.                    17,250         623,603           686,766        0.1156%
160  Nike, Inc. Class B                  13,500         510,085           669,094        0.1126%
161  Wachovia Corp.                       9,800         560,057           666,400        0.1122%
162  Albertson's, Inc.                   20,442         670,977           659,255        0.1110%
163  Cardinal Health, Inc                13,500         754,064           646,313        0.1088%
164  Computerware, Corp.                 17,300         670,850           644,425        0.1085%
165  Novell, Inc.                        16,100         262,541           642,994        0.1082%
166  Williams Companies, Inc.            21,000         474,873           641,813        0.1080%
167  Tribune Company                     11,500         232,504           633,219        0.1066%
168  PNC Bank Corp.                      14,200         514,565           631,900        0.1064%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
169  Sysco Corp.                         15,900       $ 260,556         $ 629,044        0.1059%
170  Providian Financial Corp             6,900         188,854           628,331        0.1058%
171  Pitney-Bowes, Inc.                  12,800         387,989           618,400        0.1041%
172  Aflac                               12,800         650,780           604,000        0.1017%
173  PE Corp - Biosystems Group           5,000         160,010           601,563        0.1013%
174  Kellogg Co.                         19,500         673,042           600,844        0.1011%
175  Network Appliance                    7,200         192,113           598,050        0.1007%
176  FDX Corporation                     14,380         350,270           588,681        0.0991%
177  McGraw-Hill Companies Inc.           9,500         269,437           585,438        0.0986%
178  Clorox Co.                          11,400         331,545           574,275        0.0967%
179  Phillips Petroleum Co.              12,200         462,056           573,400        0.0965%
180  Kohls Corporattion                   7,900         448,772           570,281        0.0960%
181  Northern Trust Corp                 10,700         381,606           567,100        0.0955%
182  State Street Corp.                   7,700         434,158           562,581        0.0947%
183  Lexmark Intl Group Cl A              6,200         420,647           561,100        0.0945%
184  Sears, Roebuck & Co.                18,200         721,601           553,963        0.0933%
185  Textron, Inc.                        7,200         345,219           552,150        0.0929%
186  Teradyne Inc                         8,300         401,920           547,800        0.0922%
187  Masco Corp.                         21,500         460,572           545,563        0.0918%
188  Conagra Inc.                        23,700         507,020           534,731        0.0900%
189  Burlington Northern Santa Fe        22,000         618,318           533,500        0.0898%
190  Citrix Systems Inc                   4,300         423,400           528,900        0.0890%
191  PPG Industries, Inc.                 8,400         405,489           525,525        0.0885%
192  Union Pacific Corp.                 12,000         575,788           523,500        0.0881%
193  ADC Telecommunications               7,200         321,531           522,450        0.0879%
194  General Mills, Inc.                 14,600         454,392           521,950        0.0879%
195  May Department Stores Co            16,100         486,040           519,225        0.0874%
196  Waste Management, Inc.              29,810       1,439,132           512,359        0.0862%
197  General Dynamics Corp.               9,700         451,371           511,675        0.0861%
198  Federated Dept. Stores              10,100         339,549           510,681        0.0860%
199  Hartford Financial Service          10,700         351,237           506,913        0.0853%
200  Best Buys                            9,900         650,794           496,856        0.0836%
201  Aon Corp                            12,375         359,857           495,000        0.0833%
202  Comverse Technology                  3,400         373,531           492,150        0.0828%
203  Lehman Brothers Holdings             5,800         336,807           491,188        0.0827%
204  Deere & Co.                         11,300         402,098           490,138        0.0825%
205  LSI Logic Corp                       7,200         237,652           486,000        0.0818%
206  Kla-Tencor Corporation               4,300         277,625           478,913        0.0806%
207  Chubb Corp.                          8,500         434,885           478,656        0.0806%
208  Paychex, Inc.                       11,900         403,925           476,000        0.0801%
209  Unisys Corp.                        14,900         298,278           475,869        0.0801%
210  AMR Corp.                            7,100         338,209           475,700        0.0801%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
211  Keycorp                             21,500       $ 465,126         $ 475,688        0.0801%
212  Texas Utilities Company             13,300         529,686           472,981        0.0796%
213  Seagate Technology Inc.             10,100         328,513           470,281        0.0792%
214  Wrigley (WM.) Jr Co.                 5,600         352,959           464,450        0.0782%
215  Staples Inc                         22,350         434,352           463,763        0.0781%
216  Capital One Financial Co             9,500         394,969           457,781        0.0771%
217  Tandy Corp.                          9,300         147,542           457,444        0.0770%
218  Limited, Inc.                       10,400         210,243           450,450        0.0758%
219  Dover Corp.                          9,800         212,266           444,675        0.0749%
220  Circuit City Group                   9,800         164,230           441,613        0.0743%
221  Rockwell International               9,200         345,025           440,450        0.0741%
222  Boston Scientific Corp.             20,000         469,047           437,500        0.0736%
223  Edison International Com            16,700         332,113           437,331        0.0736%
224  Alcan Aluminum, Ltd.                10,600         305,043           436,588        0.0735%
225  United Healthcare Corp.              8,200         431,102           435,625        0.0733%
226  BB&T Corp.                          15,900         515,858           435,263        0.0733%
227  Ralston-Ralston Purina              15,600         341,130           434,850        0.0732%
228  Union Carbide Corp.                  6,500         265,146           433,875        0.0730%
229  Raytheon Co.-Cl.B                   16,300         763,022           432,969        0.0729%
230  Ingersoll-Rand Company               7,850         261,153           432,241        0.0728%
231  Molex Inc.                           7,600         385,356           430,825        0.0725%
232  Rohm & Haas Co.                     10,575         304,311           430,270        0.0724%
233  Delphi Automotive Systems           27,195         399,594           428,321        0.0721%
234  El Paso Energy Corporation          11,000         433,741           426,938        0.0719%
235  Quaker Oats Company                  6,500         262,469           426,563        0.0718%
236  Georgia-Pacific Corp.                8,300         239,067           421,225        0.0709%
237  Lockheed Martin Corp.               19,090         672,560           417,594        0.0703%
238  Coca-Cola Enterprises               20,500         609,188           412,563        0.0694%
239  New York Times Company               8,300         163,692           407,738        0.0686%
240  IMS Health, Inc.                    14,800         243,165           402,375        0.0677%
241  Aetna Inc.                           7,200         514,979           401,850        0.0676%
242  Kansas City Southern Ind.            5,350         303,250           399,244        0.0672%
243  Southwest Airlines                  24,337         224,060           393,955        0.0663%
244  Newell Rubbermaid Inc.              13,575         435,017           393,675        0.0663%
245  Avery Dennison Corp.                 5,400         195,676           393,525        0.0662%
246  Unocal Corp.                        11,700         372,563           392,681        0.0661%
247  Adobe Systems, Inc.                  5,800         135,913           390,050        0.0657%
248  Franklin Resources Inc              12,100         620,574           387,956        0.0653%
249  Praxair, Inc.                        7,700         258,483           387,406        0.0652%
250  Avon Products, Inc.                 11,700         271,357           386,100        0.0650%
251  Occidental Petroleum Corp.          17,700         406,180           382,763        0.0644%
252  PG&E Corporation                    18,500         503,955           379,250        0.0638%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
253  Marriott Int'l Class A              12,000       $ 377,693         $ 378,750        0.0638%
254  Lincoln National Corp.               9,400         261,299           376,000        0.0633%
255  Norfolk Southern Corp.              18,300         480,532           375,150        0.0632%
256  St. Paul Companies, Inc.            11,000         362,298           370,563        0.0624%
257  USX-Marathon Group. Inc.            15,000         343,261           370,313        0.0623%
258  Unum Corp                           11,518         464,692           369,296        0.0622%
259  Air Products & Chemicals            11,000         332,504           369,188        0.0621%
260  Consolidated Edison Inc             10,700         361,750           369,150        0.0621%
261  FPL Group, Inc.                      8,600         384,174           368,188        0.0620%
262  Republic New York                    5,100         216,908           367,200        0.0618%
263  Public Service Enterpris            10,500         318,494           365,531        0.0615%
264  Coastal Corp.                       10,300         222,398           365,006        0.0614%
265  Amsouth Bancorp                     18,800         529,632           363,075        0.0611%
266  Dominion Resources Inc.              9,200         366,502           361,100        0.0608%
267  Archer-Daniels-Midland              29,328         436,782           357,435        0.0602%
268  National Semiconductor               8,300         176,390           355,344        0.0598%
269  Tenet Healthcare Corp.              15,000         344,161           352,500        0.0593%
270  Comerica Inc                         7,550         281,011           352,491        0.0593%
271  Parametric Technology Co            13,000         282,655           351,813        0.0592%
272  Unicom Corporation                  10,500         300,057           351,750        0.0592%
273  Burlington Resources, Inc.          10,500         447,143           347,156        0.0584%
274  Jefferson-Pilot Corp.                5,012         204,943           342,069        0.0576%
275  Barrick Gold Corp.                  19,000         473,113           336,063        0.0566%
276  Baker Hughes, Inc.                  15,890         366,371           334,683        0.0563%
277  Danaher Corp                         6,900         323,424           332,925        0.0560%
278  CSX Corp.                           10,500         461,375           329,438        0.0555%
279  SLM Holding Corp                     7,700         372,708           325,325        0.0548%
280  Reliant Energy, Inc.                14,200         338,823           324,825        0.0547%
281  Becton Dickinson & Co.              12,100         236,937           323,675        0.0545%
282  Delta Airlines, Inc.                 6,400         302,693           318,800        0.0537%
283  Hershey Foods Corp.                  6,700         257,616           318,250        0.0536%
284  CENTURYTEL Inc.                      6,700         307,013           317,413        0.0534%
285  Allergan Inc.                        6,300         132,151           313,425        0.0528%
286  Peco Energy Co.                      9,000         254,646           312,750        0.0526%
287  Loews Corp                           5,100         403,243           309,506        0.0521%
288  MGIC Investment Group                5,100         199,051           306,956        0.0517%
289  TRW, Inc.                            5,900         247,841           306,431        0.0516%
290  Entergy Corp.                       11,900         343,120           306,425        0.0516%
291  Southtrust Corp                      8,100         320,406           306,281        0.0516%
292  McKesson HBOC Inc.                  13,540         959,387           305,496        0.0514%
293  TJX Companies, Inc.                 14,900         161,718           304,519        0.0513%
294  American Electric Power              9,300         361,267           298,763        0.0503%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
295  Consolidated Natural Gas             4,600       $ 224,103         $ 298,713        0.0503%
296  Dow Jones & Co.                      4,300         166,482           292,400        0.0492%
297  Dollar General                      12,781         358,359           290,768        0.0489%
298  Tricon Global Restaurant             7,380         171,920           285,053        0.0480%
299  Champion International               4,600         205,639           284,913        0.0480%
300  Fort James Corporation              10,400         401,232           284,700        0.0479%
301  Conseco Inc                         15,732         581,879           281,210        0.0473%
302  Parker-Hannifin Corp.                5,450         146,026           279,653        0.0471%
303  Synovus Financial Corp.             13,500         294,978           268,313        0.0452%
304  Union Planters Corp                  6,800         335,107           268,175        0.0451%
305  Paine Webber Group                   6,900         294,741           267,806        0.0451%
306  Mattel, Inc.                        20,297         513,803           266,398        0.0448%
307  Phelps Dodge Corp.                   3,940         258,968           264,473        0.0445%
308  Huntington Bancshares               11,075         313,421           264,416        0.0445%
309  Regions Financial Corp              10,500         405,519           263,813        0.0444%
310  Eaton Corp.                          3,600         237,389           261,450        0.0440%
311  Golden West Financial Co             7,800         177,693           261,300        0.0440%
312  Fortune Brands, Inc.                 7,900         222,527           261,194        0.0440%
313  Kerr-Mcgee Corp.                     4,200         185,826           260,400        0.0438%
314  Summit Bancorp                       8,400         402,285           257,250        0.0433%
315  Progressive Corp.                    3,500         389,811           255,938        0.0431%
316  Firstenergy Corp.                   11,200         281,202           254,100        0.0428%
317  MBIA                                 4,800         270,219           253,500        0.0427%
318  Peoplesoft Inc                      11,800         371,122           251,488        0.0423%
319  Willamette Industries                5,400         180,694           250,763        0.0422%
320  Amerada Hess Corp                    4,400         232,631           249,700        0.0420%
321  Penney (J.C.) Co., Inc.             12,500         615,468           249,219        0.0420%
322  Columbia Energy Group                3,900         134,330           246,675        0.0415%
323  Cincinnati Financial                 7,900         344,471           246,381        0.0415%
324  Bear Stearns Co, Inc                 5,753         291,839           245,941        0.0414%
325  Adaptec Inc                          4,900         181,000           244,388        0.0411%
326  Knight Ridder                        4,100         162,665           243,950        0.0411%
327  Ecolab Inc.                          6,200         103,517           242,575        0.0408%
328  Kmart Corp.                         23,800         340,195           239,488        0.0403%
329  Dana Corp.                           7,972         346,288           238,662        0.0402%
330  Reynolds Metals Co.                  3,100         190,410           237,538        0.0400%
331  Carolina Power & Light               7,700         265,082           234,369        0.0395%
332  Whirlpool Corp.                      3,600         195,564           234,225        0.0394%
333  Johnson Controls, Inc.               4,100         163,159           233,188        0.0393%
334  Bed Bath & Beyond                    6,700         233,806           232,825        0.0392%
335  Nucor Corp.                          4,200         218,091           230,213        0.0388%
336  Dun & Bradstreet Corp.               7,700         172,026           227,150        0.0382%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
337  Cabletron Systems                    8,700       $ 238,283         $ 226,200        0.0381%
338  Autozone                             7,000         190,817           226,188        0.0381%
339  DTE Holdings Inc. Com                7,000         231,998           219,625        0.0370%
340  Black & Decker Corp.                 4,200         162,077           219,450        0.0369%
341  Mead Corporation                     5,000         143,702           217,188        0.0366%
342  Inco, Ltd.                           9,200         248,958           216,200        0.0364%
343  Ameren Co.                           6,600         262,293           216,150        0.0364%
344  Biomet, Inc.                         5,400          99,536           216,000        0.0364%
345  Grainger (W.W.), Inc.                4,500         171,434           215,156        0.0362%
346  T Rowe Price                         5,800         182,906           214,238        0.0361%
347  Genuine Parts Company                8,525         240,709           211,527        0.0356%
348  Goodyear Tire & Rubber C             7,500         361,064           211,406        0.0356%
349  Scientific-Atlanta, Inc.             3,800          87,459           211,375        0.0356%
350  Constellation Energy Group           7,200         194,012           208,800        0.0351%
351  Sealed Air Corp                      4,029         254,849           208,753        0.0351%
352  Anadarko Petroleum Corp              6,100         203,995           208,163        0.0350%
353  UST, Inc.                            8,200         252,887           206,538        0.0348%
354  Block H&R, Inc.                      4,700         183,384           205,625        0.0346%
355  Advanced Micro Devices,              7,100         170,789           205,456        0.0346%
356  Wellpoint Health                     3,100         271,543           204,406        0.0344%
357  Central & South West Cor            10,200         272,496           204,000        0.0343%
358  Leggett & Platt                      9,500         208,951           203,656        0.0343%
359  Apache Corp                          5,500         189,909           203,156        0.0342%
360  Old Kent Financial Corp.             5,700         230,767           201,638        0.0339%
361  Sempra Energy                       11,565         269,883           200,942        0.0338%
362  Florida Progress Electric Co.        4,700         198,845           198,869        0.0335%
363  Newmont Mining Corp.                 8,047         308,389           197,152        0.0332%
364  Maytag Corp.                         4,100         100,547           196,800        0.0331%
365  Times Mirror Co. Cl. A               2,900         133,670           194,300        0.0327%
366  Int'l Flavors & Fragrances           5,100         228,560           192,525        0.0324%
367  Vulcan Materials Co.                 4,800         228,772           191,700        0.0323%
368  Bausch & Lomb, Inc.                  2,800         126,144           191,625        0.0323%
369  Brown-Forman Corp. Class             3,300         139,993           188,925        0.0318%
370  Tosco Corp.                          6,900         183,371           187,594        0.0316%
371  Cinergy Corp.                        7,627         220,020           184,001        0.0310%
372  Northrop Grumman Corp.               3,400         271,029           183,813        0.0309%
373  Torchmark Corp.                      6,300         145,023           183,094        0.0308%
374  Eastman Chemical Company             3,825         222,128           182,405        0.0307%
375  Cooper Industries, Inc.              4,500         202,231           181,969        0.0306%
376  Owens-Illinois Inc.                  7,200         261,452           180,450        0.0304%
377  Temple-Inland, Inc.                  2,700         140,185           178,031        0.0300%
378  Hasbro Inc.                          9,312         156,585           177,510        0.0299%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
379  GPU, Inc.                            5,900       $ 198,841         $ 176,631        0.0297%
380  Nordstrom, Inc.                      6,700         158,927           175,456        0.0295%
381  CMS Enery Group                      5,600         246,320           174,650        0.0294%
382  Office Depot                        15,900         354,369           173,906        0.0293%
383  Trans. Sedco Forex Inc.              5,130         121,492           172,830        0.0291%
384  Winn-Dixie Stores, Inc.              7,200         245,067           172,350        0.0290%
385  Hilton Hotels Corp.                 17,800         220,901           171,325        0.0288%
386  VF Corp.                             5,700         180,804           171,000        0.0288%
387  New Century Energies                 5,600         269,105           170,100        0.0286%
388  Fluor Corporation                    3,700         202,979           169,738        0.0286%
389  Alza Corp Company                    4,900         164,333           169,663        0.0286%
390  Toys R Us, Inc.(Holding)            11,800         337,828           168,888        0.0284%
391  Placer Dome, Inc.                   15,700         278,702           168,770        0.0284%
392  Sherwin-Williams Co.                 8,000         167,717           168,000        0.0283%
393  Paccar, Inc.                         3,780         122,843           167,501        0.0282%
394  Freeport Mcmoran Copper              7,900         211,637           166,888        0.0281%
395  Nabisco Group Holdings              15,700         264,668           166,813        0.0281%
396  Watson Pharmaceuticals               4,600         198,510           164,738        0.0277%
397  Harrah's Entertainment               6,200         144,562           163,913        0.0276%
398  Equifax, Inc.                        6,800         223,029           160,225        0.0270%
399  Westvaco Corp.                       4,850         136,102           158,231        0.0266%
400  P P & L Resources Inc                6,900         168,110           157,838        0.0266%
401  Safeco Corp.                         6,300         239,669           156,713        0.0264%
402  Union Pacific Resources             12,138         298,547           154,750        0.0261%
403  Donnelley (R.R.) & Sons              6,100         217,349           151,356        0.0255%
404  Ceridian Corp.                       7,000         152,314           150,938        0.0254%
405  Sigma-Aldrich                        4,900         120,358           147,306        0.0248%
406  Northern States Power Co             7,500         181,060           146,250        0.0246%
407  Navistar International               3,080          56,948           145,915        0.0246%
408  Goodrich (B.F.) Co.                  5,300         199,497           145,750        0.0245%
409  Mirage Resorts Inc.                  9,300         227,246           142,406        0.0240%
410  Hercules, Inc.                       5,100         216,868           142,163        0.0239%
411  USX-U.S. Steel Group, Inc.           4,300         141,784           141,900        0.0239%
412  I T T Industries                     4,200         111,873           140,438        0.0236%
413  Rite Aid Corp.                      12,500         266,221           139,844        0.0235%
414  Harcourt General, Inc.               3,400         127,095           136,850        0.0230%
415  Countrywide Credit Inds              5,400         192,737           136,350        0.0230%
416  Supervalu, Inc.                      6,700         119,069           134,000        0.0226%
417  Bard (C.R), Inc.                     2,500          79,694           132,490        0.0223%
418  Crown Cork & Seal Inc.               5,900         263,270           132,013        0.0222%
419  Stanley Works                        4,300         116,604           129,538        0.0218%
420  Pall Corp.                           5,933         133,495           127,920        0.0215%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
421  St. Jude Medical, Inc.               4,100       $ 135,886         $ 125,819        0.0212%
422  Niagara Mohawk Power Corp.           9,000         127,284           125,438        0.0211%
423  Pinnacle West Capital                4,100         153,279           125,306        0.0211%
424  Wendy's International                5,800         116,728           119,625        0.0201%
425  Ashland,  Inc.                       3,500         140,488           115,281        0.0194%
426  Engelhard Corp.                      6,100         129,167           115,138        0.0194%
427  Darden Restaurants Inc               6,300          51,359           114,188        0.0192%
428  Thermo Electron Corp.                7,600         272,034           114,000        0.0192%
429  Boise Cascade Corp.                  2,800          94,546           113,400        0.0191%
430  US Airways Group Nc                  3,400         152,970           109,013        0.0184%
431  Great Lakes Chemical Corp.           2,800         151,748           106,915        0.0180%
432  Liz Claiborne, Inc.                  2,800          90,182           105,350        0.0177%
433  Mallinckrodt Group Inc.              3,300         117,680           104,981        0.0177%
434  Dillards, Inc.                       5,200         180,139           104,975        0.0177%
435  Meredith Corporation                 2,500          51,750           104,219        0.0175%
436  Quintiles Trans Corp                 5,500         121,188           102,781        0.0173%
437  Allegheny Technologies Inc.          4,513         173,829           101,260        0.0170%
438  Sunoco Inc.                          4,300         139,528           101,050        0.0170%
439  Healthsouth Corp                    18,600         409,309            99,975        0.0168%
440  Brunswick Corp.                      4,400          98,731            97,900        0.0165%
441  Autodesk, Inc.                       2,900         103,781            97,875        0.0165%
442  Homestake Mining                    12,500         167,813            97,656        0.0164%
443  Cummins Engine Co., Inc.             2,000          87,831            96,625        0.0163%
444  Deluxe Corp.                         3,500         120,042            96,031        0.0162%
445  Coors (Adolph) Class B               1,800          49,743            94,500        0.0159%
446  Perkinelmer Inc                      2,200          48,458            91,713        0.0154%
447  Service Corp International          13,100         311,301            90,881        0.0153%
448  Tektronix, Inc.                      2,300          71,179            89,413        0.0151%
449  Thomas & Betts Corp.                 2,800         115,216            89,240        0.0150%
450  Pactiv Corporation                   8,300         207,028            88,188        0.0148%
451  Silicon Graphics, Inc.               8,900         241,808            87,331        0.0147%
452  Bemis, Inc.                          2,500          79,011            87,188        0.0147%
453  Rowan Companies, Inc.                4,000          54,638            86,750        0.0146%
454  Consolidated Stores Corp             5,300         216,982            86,125        0.0145%
455  FMC Corp.                            1,500         101,973            85,969        0.0145%
456  Millipore Corp.                      2,200          68,132            84,975        0.0143%
457  Allied Waste Industries              9,100         163,322            80,194        0.0135%
458  HCR Manor Care Inc.                  4,950         131,595            79,200        0.0133%
459  Ryder System, Inc.                   3,100          85,524            75,756        0.0128%
460  Snap-On, Inc.                        2,850          92,921            75,703        0.0127%
461  Nicor, Inc.                          2,300          69,299            74,750        0.0126%
462  Eastern Enterprises                  1,300          46,330            74,669        0.0126%

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND INDEX SERIES,
S & P 500 TRUST - 2

PORTFOLIO
AS OF DECEMBER 31, 1999

                                                                                       Percentage
                                                                                        of Total
Portfolio                                                                                Market
No.    Common Stocks                    Shares        Cost (1)         Value (1)         Value
463  Andrew Corp.                         3,930        $ 99,718          $ 74,424        0.0125%
464  American Greetings                   3,100          93,418            73,238        0.0123%
465  Louisiana-Pacific Corp.              5,100         134,872            72,675        0.0122%
466  Centex Corp.                         2,900          65,621            71,594        0.0121%
467  Worthington Industries               4,250          81,444            70,391        0.0118%
468  Alberto-Culver Co. Class             2,700          47,833            69,694        0.0117%
469  Humana Inc.                          8,100         205,061            66,319        0.0112%
470  Shared Medical Systems               1,300          59,691            66,219        0.0111%
471  Armstrong World Ind., Inc.           1,900         118,343            63,413        0.0107%
472  Crane Co.                            3,175          55,558            63,103        0.0106%
473  Potlatch Corp.                       1,400          60,087            62,475        0.0105%
474  The Timken Company                   3,000          63,884            61,313        0.0103%
475  Ball Corp.                           1,500          45,847            59,063        0.0099%
476  National Svc Industries              2,000          62,586            59,000        0.0099%
477  Briggs & Stratton Corp.              1,100          44,079            58,988        0.0099%
478  Cooper Tire & Rubber                 3,700          96,661            57,581        0.0097%
479  Peoples Energy Corp.                 1,700          54,441            56,950        0.0096%
480  Kaufman & Broad Home Corp.           2,300          43,759            55,631        0.0094%
481  Bethlehem Steel Corp.                6,300          91,142            52,763        0.0089%
482  Owens Corning Com.                   2,600         102,397            50,213        0.0085%
483  Great Atlantic & Pacific             1,800          49,005            50,175        0.0084%
484  Ikon Office Solutions, Inc.          7,200         210,429            49,050        0.0083%
485  Longs Drug Stores, Inc.              1,900          42,048            49,044        0.0083%
486  Tupperware Corporation               2,800         121,709            47,425        0.0080%
487  Pulte Corp.                          2,100          35,989            47,251        0.0080%
488  W.R. Grace & Co.                     3,400          31,897            47,176        0.0079%
489  Polaroid Corp.                       2,100          79,841            39,507        0.0067%
490  Jostens, Inc.                        1,600          35,666            38,901        0.0065%
491  Oneok, Inc.                          1,500          41,313            37,688        0.0063%
492  Springs Industries, Inc.               900          39,514            35,944        0.0061%
493  Fleetwood Enterprises                1,600          46,430            33,000        0.0056%
494  Milacron Inc.                        1,800          43,653            27,675        0.0047%
495  Russell Corp.                        1,600          46,468            26,800        0.0045%
496  McDermott International              2,900          72,476            26,281        0.0044%
497  Pep Boys-Manny,Moe & Jack            2,500          68,194            22,813        0.0038%
498  Nacco Industries, Inc.                 400          22,470            22,225        0.0037%
499  Reebok International, Ltd            2,700          89,554            22,106        0.0037%
500  Foster Wheeler Corp.                 2,000          69,263            17,750        0.0030%
                                  --------------   -------------    --------------   ------------

     TOTALS                          10,426,684    $ 317,770,615    $ 594,043,214      100.0000%
                                  ==============   =============    ==============   ============

(1)   See Notes to Financial Statements.

 DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

 REPORT OF INDEPENDENT ACCOUNTANTS

 The Sponsors, Trustee and Holders of Defined Asset Funds - Equity Investor Fund
   Index Series, S&P Midcap Trust:

 We have audited the accompanying statement of condition of Defined Asset Funds
 - Equity Investor Fund Index Series, S&P Midcap Trust, including the portfolio, as of December 31, 1999 and the related statements of operations and of changes in net assets for the years ended December 31, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 1999, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Equity Investor Fund Index Series, S&P Midcap Trust at December 31, 1999 and the results of its operations and changes in its net assets for the above-stated years in conformity with generally accepted accounting principles.

 DELOITTE & TOUCHE LLP

 New York, N.Y.
 March 28, 2000

 DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

 STATEMENT OF CONDITION
 AS OF DECEMBER 31, 1999

 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $136,373,127) (Note 1)..................                $153,741,098
   Dividends receivable............................                      95,623
   Receivable from securties sold..................                     799,192
                                                                 ---------------

             Total trust property..................                 154,635,913

LESS LIABILITIES:
  Advance from trustee............................. $  3,929,927
  Accrued expenses.................................       79,358
  Payable for securties purchased..................      357,620      4,366,905
                                                    ------------ --------------

 NET ASSETS, REPRESENTED BY:
     94,479,164 units of fractional undivided
     interest outstanding (Note 3).................  150,210,689
   Undistributed net investment income.............       58,319
                                                    ------------
                                                                    $150,269,008
                                                                 ==============

 UNIT VALUE ($150,269,008/94,479,164 units)........                   $1.59050
                                                                 ==============


                       See Notes to Financial Statements.

 DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

 STATEMENTS OF OPERATIONS

                                                    .........Years Ended December 31,.........
                                                          1999          1998          1997
                                                    ------------------------------------------
 INVESTMENT INCOME:
   Dividend income.................................   $ 1,667,966  $ 1,301,738   $ 1,137,334
   Trustee's fees and expenses.....................      (129,130)    (128,720)     (128,718)
   Sponsors' fees .................................       (53,067)     (24,158)       (2,449)
                                                    ------------------------------------------

   Net investment income...........................     1,485,769    1,148,860     1,006,167
                                                    ------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain on securities sold or
     redeemed......................................    19,529,579   26,528,231     8,040,846
   Unrealized appreciation (depreciation)
     of investments................................      (628,853)  (9,055,120)   13,838,901
                                                     ------------------------------------------

   Net realized and unrealized gain on
     investments...................................    18,900,726   17,473,111    21,879,747
                                                    ------------------------------------------

 NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.................................   $20,386,495  $18,621,971   $22,885,914
                                                    ==========================================

                       See Notes to Financial Statements.

 DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

 STATEMENTS OF CHANGES IN NET ASSETS


                                                    .........Years Ended December 31,.........
                                                          1999          1998          1997
                                                    ------------------------------------------
OPERATIONS:
   Net investment income...........................  $  1,485,769 $  1,148,860   $ 1,006,167
   Realized gain on securities sold
      or redeemed..................................    19,529,579   26,528,231     8,040,846
   Unrealized appreciation (depreciation)
      of investments...............................      (628,853)  (9,055,120)   13,838,901
                                                    ------------------------------------------

   Net increase in net assets resulting
      from operations..............................    20,386,495   18,621,971    22,885,914
                                                    ------------------------------------------

 DISTRIBUTIONS TO HOLDERS (Note 2):
   Income..........................................    (1,523,024)  (1,159,944)     (946,032)
   Principal.......................................   (27,778,501) (17,276,624)   (7,083,369)
                                                    ------------------------------------------

   Total distributions.............................   (29,301,525) (18,436,568)   (8,029,401)
                                                    ------------------------------------------

 CAPITAL SHARE TRANSACTIONS:
   Issuance of 25,550,703, 19,617,727 and 8,266,165
     additional units, respectively ...............    40,941,769   34,580,318    13,613,877
   Redemptions of 2,738,414, 3,694,169 and
     2,071,441 units, respectively ................    (4,555,877)  (6,109,494)   (3,299,904)
                                                    ------------------------------------------

   Net capital share transactions..................    36,385,892   28,470,824    10,313,973
                                                    ------------------------------------------

 NET INCREASE IN NET ASSETS........................    27,470,862   28,656,227    25,170,486

 NET ASSETS AT BEGINNING OF YEAR...................   122,798,146   94,141,919    68,971,433
                                                    ------------------------------------------

 NET ASSETS AT END OF YEAR.........................  $150,269,008 $122,798,146   $94,141,919
                                                    ==========================================

 PER UNIT:
   Income distributions during year................       .01828        .01856        .01796
                                                    ==========================================
   Principal distributions during year.............       .32793        .26442        .12801
                                                    ==========================================
   Net asset value at end of year..................       1.59050      1.71346       1.68885
                                                    ==========================================

 TRUST UNITS OUTSTANDING AT END OF YEAR............    94,479,164   71,666,875    55,743,317
                                                    ==========================================


                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

 NOTES TO FINANCIAL STATEMENTS

  1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at market value; for securities listed on a national securities exchange, value is based on the closing price on such exchange and for securities not so listed, value is based on the current bid price on the over-the-counter market. Realized gains or losses on sales of securities are determined using the first-in, first-out cost method.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Dividend income is recorded on the ex-dividend date.

  2. DISTRIBUTIONS

     A distribution of net investment income is made to Holders on the twenty-fifth day of each month. Receipts other than dividends, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3. NET CAPITAL

     Cost of 94,479,164 units at Date of Deposit................. $135,599,609
     Less sales charge...........................................    3,051,263
                                                                ---------------
     Net amount applicable to Holders............................  132,548,346
     Redemptions of units - net cost of 10,981,253 units
       redeemed less redemption amounts..........................   (3,218,130)
     Realized gain on securities sold or redeemed................   63,942,215
     Principal distributions.....................................  (60,429,713)
     Net unrealized appreciation of investments..................   17,367,971
                                                                ---------------

     Net capital applicable to Holders........................... $150,210,689
                                                                ===============


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

NOTES TO FINANCIAL STATEMENTS

  4. INCOME TAXES

     As of December 31, 1999, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $17,367,971, of which $36,033,391 related to appreciated securities and $18,665,420 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $136,373,127 at December 31, 1999.

  DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
  INDEX SERIES, S&P MIDCAP TRUST

  PORFOLIO
  AS OF DECEMBER 31, 1999

                                                                      Percentage
  Port-                                                                of Total
  folio                                                                  Market
  No.     Common Stocks               Shares      Cost (1)      Value (1) Value
  ---     -------------              ------      --------      --------   -----
  1 Veritas Software                 43,200  $  1,488,223  $  6,183,000  4.02 %
  2 Siebel Sys. Inc.                 32,200       696,413     2,704,800  1.76 %
  3 Maxim Integrated Products        45,600       822,700     2,151,750  1.40 %
  4 Biogen Inc.                      25,100       799,456     2,120,950  1.38 %
  5 Intuit Inc.                      32,600       708,945     1,953,963  1.27 %
  6 Medimmune Inc.                   11,200       859,256     1,857,800  1.21 %
  7 Linear Technology Corporation    25,700       890,234     1,839,156  1.20 %
  8 Univision                        17,000     1,061,821     1,737,188  1.13 %
  9 Altera Corporation               33,300       713,447     1,650,431  1.07 %
 10 Harley Davidson Inc.             25,200       833,591     1,614,375  1.05 %
 11 Broadwing Inc.                   36,100       747,095     1,331,188  0.87 %
 12 Vitesse                          25,600       691,019     1,342,400  0.87 %
 13 Chiron Corporation               30,300       649,444     1,283,963  0.84 %
 14 Telephone & Data                 10,300       509,166     1,297,800  0.84 %
 15 Marshall & Ilsley Corporation    17,800       835,507     1,118,063  0.73 %
 16 Stryker Corporation              16,200       615,850     1,127,925  0.73 %
 17 Tiffany & Co.                    12,000       319,889     1,071,000  0.70 %
 18 E Trade Group Inc.               40,800     1,042,024     1,065,900  0.69 %
 19 JBL                              14,600       708,418     1,065,800  0.69 %
 20 Atmel Corporation                33,600       364,112       993,300  0.65 %
 21 Cintas Corporation               18,500       864,766       982,813  0.64 %
 22 Legato Systems                   14,200       492,206       977,138  0.64 %
 23 SCI Systems Inc.                 12,000       488,395       986,250  0.64 %
 24 Cadence Design Sys. Inc.         40,600       847,353       974,400  0.63 %
 25 Qlogic Corporation                6,100       508,384       975,238  0.63 %
 26 Sanmina Corporation               9,700       668,256       968,788  0.63 %
 27 Checkfree Holdings                9,100       452,085       950,950  0.62 %
 28 Comdisco Inc.                    25,544       338,603       951,514  0.62 %
 29 Symbol Technologies              14,787       354,828       939,899  0.61 %
 30 Millennium Pharmacies             7,400       554,300       902,800  0.59 %
 31 Conford EFS, Inc.                34,350       867,597       884,513  0.58 %
 32 Washington Post                   1,600       755,235       889,400  0.58 %
 33 Electronic Arts                  10,500       448,190       882,000  0.57 %
 34 Forest Laboratories Inc.         13,900       475,275       853,981  0.56 %

DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                 Shares      Cost (1)     Value (1)  Value
---     -------------                 ------      --------     --------   -----
35  American Power Conversion Corp.  32,100  $    470,135  $    846,638  0.55 %
36  Hispanic Broadcasting             9,100       599,569       839,191  0.55 %
37  Zions Bancorp                    14,300       738,387       846,381  0.55 %
38  First Security Corporation       32,630       589,894       833,085  0.54 %
39  DST                              10,600       725,493       808,913  0.53 %
40  Novellus Systems Inc.             6,500       459,750       796,453  0.52 %
41  CVG                              25,500       509,326       784,125  0.51 %
42  Fiserv Inc.                      20,450       480,433       783,491  0.51 %
43  Synopsys Inc.                    11,800       565,567       787,650  0.51 %
44  Starbucks Coffee                 30,400       642,993       737,200  0.48 %
45  Noble Drilling Corporation       21,900       410,485       717,225  0.47 %
46  Rational Software Co.            14,600       511,569       717,225  0.47 %
47  Weatherford Intl. Inc.           18,021       654,606       719,714  0.47 %
48  Nabors Inds. Inc.                23,100       470,245       714,656  0.46 %
49  Westwood One, Inc.                9,200       449,695       699,200  0.45 %
50  Calpine Corporation              10,500       452,741       672,000  0.44 %
51  Charter One Financial Inc.       35,351       918,152       676,088  0.44 %
52  Montana Power Company            18,400       355,139       663,550  0.43 %
53  Genzyme Corporation              14,000       481,907       630,000  0.41 %
54  Park Pl Entmn. Corporation       50,900       651,895       636,250  0.41 %
55  AMBAC Financial Group            11,700       542,634       610,594  0.40 %
56  First Tennessee National Corp.   21,700       559,379       618,450  0.40 %
57  NCR Corporation                  16,100       586,718       609,788  0.40 %
58  Network Associates               23,250       935,668       620,484  0.40 %
59  Tyson Foods                      38,300       734,782       622,375  0.40 %
60  Cypress Semiconducter            18,200       258,706       589,225  0.38 %
61  Microchip Technology              8,500       249,068       581,719  0.38 %
62  Reliastar                        14,800       645,578       579,975  0.38 %
63  CDW Computer Centers              7,250       469,659       570,031  0.37 %
64  Health Management                42,250       638,888       565,094  0.37 %
65  Symantec Corporation              9,700       217,588       568,663  0.37 %
66  Jones Apparel Group              20,406       504,022       553,511  0.36 %
67  Visx Inc.                        10,700       683,088       553,725  0.36 %
68  Waters Corporation               10,400       635,016       551,200  0.36 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------   -----
69  American Standard                11,800  $    507,169   $   541,325  0.35 %
70  Mylan Labs                       21,550       524,487       542,791  0.35 %
71  Sepracor Inc.                     5,500       474,030       545,531  0.35 %
72  Ensco International              22,900       360,706       523,838  0.34 %
73  Keyspan Energy Corporation       22,350       693,972       518,241  0.34 %
74  Readers Digest Association       17,800       635,456       520,650  0.34 %
75  Allamerica Financial              9,000       516,373       500,625  0.33 %
76  New England Electric              9,900       423,691       512,325  0.33 %
77  Sterling Commerce Inc.           14,711       507,071       501,093  0.33 %
78  Sungard Data Systems Inc.        21,400       641,070       508,250  0.33 %
79  Allegheny Energy Inc.            18,400       556,399       495,650  0.32 %
80  B J Svcs. Co.                    11,800       265,666       493,388  0.32 %
81  Dollar Tree Stores               10,300       362,094       498,906  0.32 %
82  Edward A.G. Inc.                 15,387       429,533       493,346  0.32 %
83  Hannaford Bros. Co.               7,000       279,086       485,188  0.32 %
84  Hormel (Geo. A.) & Co.           12,100       385,429       491,563  0.32 %
85  Consolidated Paper Inc.          15,100       401,300       480,369  0.31 %
86  Devon Energy                     14,300       567,830       470,113  0.31 %
87  Family Dlr. Stores Inc.          28,800       398,959       469,800  0.31 %
88  Global Marine Inc.               29,100       367,708       483,788  0.31 %
89  Manpower Inc.                    12,700       388,263       477,838  0.31 %
90  Abercrombie & Fitch              17,200       486,051       459,025  0.30 %
91  Bowater Inc.                      8,600       378,288       467,088  0.30 %
92  DPL Inc.                         26,500       532,317       458,781  0.30 %
93  Potomac Electric Power Company   19,800       499,679       454,163  0.30 %
94  Scana Corporation                17,300       470,002       464,938  0.30 %
95  Unitrin Inc.                     12,100       478,250       455,263  0.30 %
96  BJ'S Club                        12,300       242,249       448,950  0.29 %
97  Integrated Device Tech.          15,200       209,163       440,800  0.29 %
98  International Speed               8,900       551,535       448,338  0.29 %
99  Ivax Corporation                 17,600       280,820       453,200  0.29 %
100 Northeast Utilities              21,900       411,635       450,319  0.29 %
101 Sterling Software                14,100       374,642       444,150  0.29 %
102 Viad Corporation                 15,800       354,179       440,425  0.29 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
 INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------  -----
103 Vishay Intertechnology           14,076  $    273,440   $   445,154  0.29 %
104 Avnet, Inc.                       7,000       351,051       423,500  0.28 %
105 Compass Bancshares               19,000       553,510       423,938  0.28 %
106 DQE                              12,600       485,595       436,275  0.28 %
107 Dial Corporation                 17,600       373,398       427,900  0.28 %
108 Greenpoint Finance               18,000       577,761       428,625  0.28 %
109 Murphy Oil Corporation            7,500       326,187       430,313  0.28 %
110 Robert Half International        15,000       543,489       428,438  0.28 %
111 Sybron International Corporation 17,300       404,505       427,094  0.28 %
112 Williams-Sonoma                   9,300       432,392       427,800  0.28 %
113 Express Scripts Inc.              6,400       321,782       409,600  0.27 %
114 National Commerce Bancorp        18,100       435,275       410,644  0.27 %
115 Quantum Corporation              27,500       432,738       415,938  0.27 %
116 SPX Corporation                   5,200       297,399       420,225  0.27 %
117 Smith International Inc.          8,200       285,073       407,438  0.27 %
118 Arrow Electronics Inc.           16,000       332,987       406,000  0.26 %
119 Chris Craft Industries Inc.       5,604       252,394       404,189  0.26 %
120 Energy East Corporation          19,100       381,124       397,519  0.26 %
121 Gilead Sciences Inc.              7,300       383,027       395,113  0.26 %
122 Illinova Corporation             11,700       309,387       406,575  0.26 %
123 Nstar                            10,000       419,262       405,000  0.26 %
124 Teco Energy                      21,600       528,302       400,950  0.26 %
125 ACS                               8,200       358,846       377,200  0.25 %
126 AH Bello Corp.                   19,800       401,959       377,438  0.25 %
127 Informix Corporation             33,600       391,285       384,300  0.25 %
128 Keane Inc.                       12,000       551,377       381,000  0.25 %
129 Kinder Morgan Inc.               18,750       522,829       378,516  0.25 %
130 Litton Industries Inc.            7,600       394,095       379,050  0.25 %
131 Minimed Inc.                      5,200       442,008       380,900  0.25 %
132 North Fork Bancor                21,750       519,041       380,625  0.25 %
133 Nova                             12,300       379,818       388,219  0.25 %
134 Pacificare Health Sys-B Inc.      7,256       532,852       384,568  0.25 %
135 Sonoco Products Co.              17,015       451,445       387,091  0.25 %
136 USG Corp.                         8,200       400,891       386,425  0.25 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------   -----
137 Wisconsin Energy                 19,700  $    546,456   $   379,225  0.25 %
138 Associated Banc. Corporation     10,675       399,766       365,619  0.24 %
139 The Finova Group, Inc.           10,200       494,472       362,100  0.24 %
140 LG & E Energy                    21,600       545,480       376,650  0.24 %
141 Mercantile Bankshare Corporation 11,500       331,897       367,281  0.24 %
142 Nisource Inc.                    20,900       495,156       373,588  0.24 %
143 Premier Parks                    13,000       494,665       375,375  0.24 %
144 Saks Incorporated                24,160       739,572       375,990  0.24 %
145 Alliant Communications           13,100       410,558       360,250  0.23 %
146 American Eagle Outfit             7,800       350,213       351,000  0.23 %
147 First Virginia Banks Inc.         8,250       340,901       354,750  0.23 %
148 Harris Corporation               13,300       255,430       354,944  0.23 %
149 Lear Corporation                 11,200       538,634       358,400  0.23 %
150 McCormick & Co. Inc.             11,800       339,138       351,050  0.23 %
151 The PMI Group Inc.                7,400       274,553       361,213  0.23 %
152 Polycom Inc.                      5,500       339,475       350,281  0.23 %
153 Acxiom Corporation               14,300       281,495       343,200  0.22 %
154 Adtran, Inc.                      6,600       257,507       339,488  0.22 %
155 American Water Works             16,200       436,194       344,250  0.22 %
156 Firstmerit Corporation           15,000       398,625       345,000  0.22 %
157 Georgia Pacific Timber Group     13,800       329,606       339,825  0.22 %
158 Hillenbrand Industries Inc.      10,900       526,451       345,394  0.22 %
159 ICN Pharmacueticals              13,100       493,772       331,594  0.22 %
160 Legg Mason Inc.                   9,500       306,204       344,375  0.22 %
161 MCN Energy Group Inc.            14,300       320,939       339,625  0.22 %
162 Midamerican Energy Co.           10,000       323,469       336,875  0.22 %
163 Protective Life Corporation      10,800       393,500       343,575  0.22 %
164 Shaw Industries Inc.             22,300       390,633       344,256  0.22 %
165 TCF Financial Corporation        13,800       405,218       343,275  0.22 %
166 Tidewater Inc.                    9,300       307,295       334,800  0.22 %
167 AK Steel Holding Corporation     17,200       338,745       324,650  0.21 %
168 Martin Marietta Materials         7,800       337,889       319,800  0.21 %
169 Outback Steakhouse               12,550       291,658       325,516  0.21 %
170 RJ Reynolds Tobacco              18,300       580,966       322,538  0.21 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------   -----
171 Ultramar Diamond Shamrock Corp.  14,462  $    420,902   $   328,107  0.21 %
172 Whitman Corporation              23,500       412,841       315,781  0.21 %
173 IMC Global Inc.                  19,100       569,670       312,763  0.20 %
174 International Game Technology    15,000       313,078       304,688  0.20 %
175 Lincare Hldgs.                    9,000       318,250       312,188  0.20 %
176 Mandalay                         15,100       348,922       303,888  0.20 %
177 Miller Herman Inc.               13,300       234,394       305,900  0.20 %
178 National Fuel Gas Co.             6,500       269,613       302,250  0.20 %
179 Pentair Inc.                      8,000       283,526       308,000  0.20 %
180 Southdown Incorporated            6,000       352,588       309,750  0.20 %
181 Storage Technology               16,700       446,795       307,906  0.20 %
182 Sykes Enterprises                 7,100       194,356       311,513  0.20 %
183 Utilicorp United                 15,450       344,925       300,309  0.20 %
184 CCB Financial Corporation         6,800       348,606       296,225  0.19 %
185 Hubbell Inc. Class B             10,840       403,524       295,390  0.19 %
186 Old Republic International       21,050       482,118       286,806  0.19 %
187 Reynolds & Reynolds Company      12,900       225,901       290,250  0.19 %
188 Sotheby's Holdings Inc.           9,800       220,350       294,000  0.19 %
189 Astoria Financial Corporation     9,100       430,866       276,981  0.18 %
190 CNF Transportation Inc.           8,100       267,241       279,450  0.18 %
191 Diebold Inc.                     11,468       329,971       269,498  0.18 %
192 Dime Bancorp Inc.                18,500       454,303       279,813  0.18 %
193 Fastenal Company                  6,300       263,653       283,106  0.18 %
194 Gatx Corporation                  8,200       262,503       276,750  0.18 %
195 Hibernia Bancorp                 26,700       397,915       283,688  0.18 %
196 IBP Inc.                         15,400       326,792       277,200  0.18 %
197 Lubizol Corporation               9,100       271,600       280,963  0.18 %
198 Puget Sound Energy, Inc.         14,100       364,585       273,188  0.18 %
199 Ross Stores                      15,100       346,163       270,856  0.18 %
200 Solutia Inc.                     18,400       407,452       284,050  0.18 %
201 Sovereign Bancorp                36,600       503,087       272,784  0.18 %
202 U.S. Foodservice                 16,900       333,291       283,075  0.18 %
203 American Financial Group Hldg.    9,700       344,230       255,838  0.17 %
204 Apollo Group Inc.                12,900       381,217       258,806  0.17 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------   -----
205 Brinker Intl. Inc.               10,925  $    236,054   $   262,200  0.17 %
206 CK Witco                         19,879       447,136       265,882  0.17 %
207 Cambridge Tech. Partn.           10,100       215,306       265,125  0.17 %
208 Conectiv                         15,475       335,438       260,173  0.17 %
209 Dean Foods Co.                    6,500       258,513       258,375  0.17 %
210 Flowers Industries Inc.          16,750       284,557       266,953  0.17 %
211 Mohawk Industries Inc.           10,100       299,001       266,388  0.17 %
212 Provident Financial               7,300       316,569       261,888  0.17 %
213 Wilmington Trust                  5,400       259,792       260,550  0.17 %
214 A.C. Nielson Corporation          9,700       209,288       238,863  0.16 %
215 Barnes & Noble                   11,600       339,730       239,250  0.16 %
216 Beckman Instrs. Inc.              4,800       214,739       244,200  0.16 %
217 City National Corporation         7,600       193,531       250,325  0.16 %
218 Federal-Mogul Corporation        12,300       581,246       247,538  0.16 %
219 Harte-Hanks                      11,500       305,604       250,125  0.16 %
220 Ipalco Enterprises               14,300       271,382       243,994  0.16 %
221 Lyondell Petrochemical           19,600       418,883       249,900  0.16 %
222 OGE Energy Corporation           13,000       302,213       247,000  0.16 %
223 Pacific Century Financial Corp.  13,400       274,813       250,413  0.16 %
224 Payless Shoesource                5,200       260,423       244,400  0.16 %
225 Santa Fe Snyder                  30,800       264,949       246,400  0.16 %
226 Cabot Corporation                11,000       260,893       224,125  0.15 %
227 Callaway Golf Co.                12,700       246,641       224,631  0.15 %
228 Kansas City Power & Light Co.    10,300       276,296       227,244  0.15 %
229 Lee Enterprises Inc.              7,400       186,792       236,338  0.15 %
230 Media General Inc.                4,400       181,646       228,800  0.15 %
231 Modis Professional               16,000       414,696       228,000  0.15 %
232 Neiman Marcus Group               8,200       222,281       229,088  0.15 %
233 Sierra Pacific Resource          13,100       322,313       226,794  0.15 %
234 Tech Data Corporation             8,700       335,488       235,988  0.15 %
235 Borders Group, Inc.              13,000       373,611       208,813  0.14 %
236 Clayton Homes Inc.               23,313       275,424       214,188  0.14 %
237 Dentsply Intl. Inc.               8,800       206,721       207,900  0.14 %
238 Devry Inc.                       11,600       234,392       216,050  0.14 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------   -----
239 First Health Group                8,200  $    188,774   $   220,375  0.14 %
240 Harsco Corporation                6,700       221,032       212,725  0.14 %
241 Hon Inds. Inc.                   10,100       217,806       221,569  0.14 %
242 Houghton Mifflin Company          5,200       166,743       219,375  0.14 %
243 Interstate Bakeries              11,700       307,987       212,063  0.14 %
244 Lancaster Colony Corporation      6,665       196,021       220,778  0.14 %
245 Meritor Automotive               11,500       254,696       222,813  0.14 %
246 Minnesota Power And Light Co.    12,300       229,530       208,331  0.14 %
247 Ocean Energy Inc.                27,800       468,312       215,450  0.14 %
248 Rayonier Inc.                     4,600       184,498       222,238  0.14 %
249 Sensormatic Electronics Corp.    12,650       211,702       220,584  0.14 %
250 Washington Gas Light              7,700       184,022       211,750  0.14 %
251 BLYTH                             8,100       254,445       198,956  0.13 %
252 Cordant                           6,100       187,828       201,300  0.13 %
253 Foundation Health Systems Inc.   20,400       433,444       202,725  0.13 %
254 Gartner Group Inc.               14,700       317,531       203,044  0.13 %
255 Helmerich & Payne Inc.            9,000       191,520       196,313  0.13 %
256 Imation Corporation               6,100       132,209       204,731  0.13 %
257 Noble Affiliates Inc.             9,500       297,460       203,656  0.13 %
258 Questar Corporation              13,700       246,762       205,500  0.13 %
259 Suiza Foods Corporation           5,200       240,177       206,050  0.13 %
260 Teleflex                          6,300       204,717       197,269  0.13 %
261 Airborne Freight Corporation      8,100       207,291       178,200  0.12 %
262 Bergen Brunswig Corporation      22,350       403,538       185,784  0.12 %
263 Borg-Warner Automotive, Inc.      4,500       234,215       182,250  0.12 %
264 Carlisle Companies Inc.           5,000       177,297       180,000  0.12 %
265 Claires Stores Inc.               8,575       140,388       191,866  0.12 %
266 Donaldson Co. Inc.                7,700       128,053       185,281  0.12 %
267 Furniture Brands Intl.            8,200       214,208       180,400  0.12 %
268 Hanover Compressor Co.            4,800       157,488       181,200  0.12 %
269 Omnicare, Inc.                   15,200       438,518       182,400  0.12 %
270 RPM, Inc.                        17,975       257,128       183,120  0.12 %
271 Swift Transportation             10,700       236,475       188,588  0.12 %
272 Trigon Healthcare                 6,500       228,163       191,750  0.12 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------   -----
273 Trinity Industries                6,550  $    227,795   $   186,266  0.12 %
274 Valero Refining & Marketing Co.   9,300       206,087       184,838  0.12 %
275 Webster Financial                 7,600       201,413       179,075  0.12 %
276 York International                6,500       271,782       178,344  0.12 %
277 AGL Resources                     9,500       186,111       161,500  0.11 %
278 Alexander & Baldwin Inc.          7,200       176,070       164,250  0.11 %
279 Church & Dwight Co.               6,500       104,949       173,469  0.11 %
280 Comsat Corporation                8,800       236,328       174,900  0.11 %
281 Cytec Ind. Inc.                   7,000       239,886       161,875  0.11 %
282 Everest Reinsurance Holdings      7,800       278,111       174,038  0.11 %
283 HSB Group, Inc.                   4,850       188,343       163,991  0.11 %
284 Idacorp Inc. Hldg.                6,300       197,822       168,919  0.11 %
285 Kennametal Inc.                   5,000       160,324       168,125  0.11 %
286 Keysone Fin. Inc.                 8,100       253,947       170,606  0.11 %
287 Lands' End Inc.                   5,000       138,140       173,750  0.11 %
288 Oxford Health Plans              13,600       511,617       172,550  0.11 %
289 Scholastic Corporation            2,800       148,747       174,125  0.11 %
290 Universal Foods                   8,400       172,003       171,150  0.11 %
291 Westamerica Bancorp               6,300       223,675       176,006  0.11 %
292 Alaska Air Group, Inc.            4,400       186,716       154,550  0.10 %
293 Albemarle Corporation             7,800       153,277       149,663  0.10 %
294 Apria Healthcare Group            8,700       162,118       156,056  0.10 %
295 CMP Group Inc. Holding            5,400       107,981       148,838  0.10 %
296 Dexter Corporation                3,800       116,491       151,050  0.10 %
297 Dole Food Inc.                    9,300       322,897       151,125  0.10 %
298 Georgia Gulf Corporation          5,200       125,645       158,275  0.10 %
299 Hawaiian Electric Ind. Inc.       5,400       204,530       155,925  0.10 %
300 Investment Technology             5,200       199,239       149,500  0.10 %
301 Kelly Services Inc.               6,000       186,579       150,750  0.10 %
302 Newport News Shipbuilding         5,500       125,980       151,250  0.10 %
303 Ohio Casualty Corporation        10,000       178,838       160,625  0.10 %
304 Olin Corporation                  7,500       157,249       148,594  0.10 %
305 Olsten Corporation               13,550       228,169       153,284  0.10 %
306 Pioneer Natural Resources Co.    16,700       380,437       149,256  0.10 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                Shares      Cost (1)     Value (1)   Value
---     -------------                ------      --------      --------   -----
307 Pittston Brink's Group            6,800  $    199,179   $   149,600  0.10 %
308 Policy Management Systems Corp.   5,900       207,236       150,819  0.10 %
309 Tecumseh Product                  3,300       174,288       155,719  0.10 %
310 Transaction Sys. Architects Inc.  5,400       212,988       151,200  0.10 %
311 Westpoint Stevens                 8,900       286,638       155,750  0.10 %
312 Agco Corporation                  9,900       218,580       133,031  0.09 %
313 Carter Wallace Inc.               7,500       157,763       134,531  0.09 %
314 Cirrus Logic Inc.                10,900       163,206       145,106  0.09 %
315 Horace Mann Educator              6,800       175,589       133,450  0.09 %
316 Jacobs Engr. Group Inc.           4,300       136,851       139,750  0.09 %
317 Kaydon Corporation                5,100       149,133       136,744  0.09 %
318 Mark IV Industries Inc.           7,805       143,847       138,051  0.09 %
319 Mentor Graphics Corporation      10,700       125,776       141,106  0.09 %
320 Minerals Technologies             3,500       148,137       140,219  0.09 %
321 Papa John's International         5,100       222,131       132,919  0.09 %
322 Pennzoil-Quaker State Co.        12,973       201,289       132,162  0.09 %
323 UCAR International                7,500       253,239       133,594  0.09 %
324 Arvin Industries Inc.             4,300       144,264       122,013  0.08 %
325 CLECO Corporation                 3,800       112,009       121,838  0.08 %
326 Federal Signal Corporation        7,700       175,612       123,681  0.08 %
327 Ferro Corporation                 5,875       130,415       129,250  0.08 %
328 Fuller (H.B.) Co.                 2,300       109,675       128,656  0.08 %
329 GTech Holdings Corporation        5,800       170,399       127,600  0.08 %
330 Longview Fibre Co.                8,600       133,166       122,550  0.08 %
331 Modine Manufacturing Co.          4,900       144,533       122,500  0.08 %
332 NCO Group Inc.                    4,200       202,925       126,525  0.08 %
333 Nordson Corporation               2,700       145,361       130,275  0.08 %
334 Ruddick Corporation               7,700       116,901       119,350  0.08 %
335 Steris Corporation               11,300       316,158       116,531  0.08 %
336 Superior Industries               4,400       124,200       117,975  0.08 %
337 Unifi, Inc.                       9,850       251,610       121,278  0.08 %
338 Universal Corporation             5,200       163,936       118,625  0.08 %
339 Wallace Computer                  7,000       170,038       116,375  0.08 %
340 Airgas Inc.                      11,700       195,641       111,150  0.07 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                 Shares     Cost (1)     Value (1)   Value
---     -------------                 ------     --------      --------   -----
341 Ametek                             5,400 $    104,533   $   102,938  0.07 %
342 Bob Evans Farms Inc.               6,600      132,498       101,888  0.07 %
343 Carpenter Technology               3,700      142,829       101,519  0.07 %
344 Covance Inc.                       9,700      220,245       104,881  0.07 %
345 Flowserve Corporation              6,250      158,582       106,250  0.07 %
346 Glatfelter Ph & Company            7,000      112,459       101,938  0.07 %
347 Micro Warehouse, Inc.              6,000      186,620       111,000  0.07 %
348 Officemax Inc.                    18,900      246,156       103,950  0.07 %
349 Pss World Medical Inc.            11,800      222,775       111,363  0.07 %
350 Precision Castparts Corporation    4,100      189,633       107,625  0.07 %
351 Public Service Co.                 6,800      121,604       110,500  0.07 %
352 Quorem Health Group               11,800      236,968       109,888  0.07 %
353 Sylvan Learning System             8,500      230,819       110,500  0.07 %
354 Varco International               10,900      105,883       111,044  0.07 %
355 Warnaco Group, Inc.                9,300      265,145       114,506  0.07 %
356 Wausau-Mosinee Paper Corporation   8,588      160,237       100,372  0.07 %
357 Wellman, Inc.                      5,700      108,695       106,163  0.07 %
358 Wisconsin Central Transport        8,500      206,594       114,219  0.07 %
359 Bandag Inc.                        3,700      161,624        92,500  0.06 %
360 Banta Corporation                  4,400      111,864        99,275  0.06 %
361 CBRL Group                         9,750      247,858        94,605  0.06 %
362 Chesapeake Corp.                   2,900       97,415        88,450  0.06 %
363 Hanna (M.A.) Co.                   8,200      129,841        89,688  0.06 %
364 Indiana Energy Inc.                4,933       97,562        87,561  0.06 %
365 Ogden Corporation                  8,200      180,470        97,888  0.06 %
366 Perrigo Co.                       12,200      201,424        97,600  0.06 %
367 Sequa Corporation                  1,700       90,971        91,694  0.06 %
368 JM Smucker Co.                     4,800      117,228        93,600  0.06 %
369 Standard Register Co.              4,600      131,476        89,125  0.06 %
370 Stewart Enterprises, Inc.         18,100      357,504        85,975  0.06 %
371 Total Rental Care                 13,500      368,319        90,281  0.06 %
372 Albany Intl. Corporation           5,113       96,960        79,256  0.05 %
373 Beverly Enterprises               17,100      175,593        74,813  0.05 %
374 Black Hills Inc.                   3,600       75,050        79,875  0.05 %


DEFINED ASSET FUNDS - EQUITY INVESTOR FUND
INDEX SERIES, S&P MIDCAP TRUST

PORFOLIO
AS OF DECEMBER 31, 1999

                                                                      Percentage
Port-                                                                  of Total
folio                                                                    Market
No.     Common Stocks                 Shares     Cost (1)     Value (1)   Value
---     -------------                 ------     --------      --------   -----
375 Buffets Inc.                       7,000 $     81,624   $    70,000  0.05 %
376 Comp-USA Inc.                     15,500      335,938        79,438  0.05 %
377 Dreyers Grand Ice Cream Inc.       4,600       72,144        78,200  0.05 %
378 Granite Construction Inc.          4,550       89,853        83,891  0.05 %
379 Hunt JB Trans. Svcs. Inc.          5,900      130,063        81,678  0.05 %
380 Navigant Consulting                6,900      276,705        75,038  0.05 %
381 Overseas Shipholding Group Inc.    5,600      104,659        82,950  0.05 %
382 Rollins, Inc.                      5,050      104,899        75,750  0.05 %
383 Ryerson Tull                       4,100       96,724        79,694  0.05 %
384 Schulman A Inc.                    5,150      108,444        84,009  0.05 %
385 Structural Dynamic                 6,000      116,598        76,500  0.05 %
386 Acuson                             4,500       77,214        56,531  0.04 %
387 Arnold Inds.                       4,100       66,683        57,656  0.04 %
388 Cleveland Cliffs Inc.              1,800       75,430        56,025  0.04 %
389 Ethyl Corporation                 13,900      114,949        54,731  0.04 %
390 Stewart & Stevenson                4,700      111,064        55,666  0.04 %
391 International Multifoods Corp.     3,100       75,497        41,075  0.03 %
392 Lance Inc.                         5,000       98,190        50,000  0.03 %
393 Lone Star Steakhouse               5,500      118,042        49,070  0.03 %
394 Maxxam Inc.                        1,200       58,484        51,450  0.03 %
395 NCH Corporation                      900       55,077        40,106  0.03 %
396 Vlasic Food                        7,600      159,368        43,225  0.03 %
397 Burlington Inds. Inc.              8,800       93,171        35,200  0.02 %
398 Heilg-Meyers Co.                   9,975      134,787        27,431  0.02 %
399 Magnetek Inc.                      4,000       58,783        30,750  0.02 %
400 Oregon Steel Mills Inc.            4,300       72,711        34,093  0.02 %
                                   --------- ------------- ------------ ------
                                   4,979,112 $136,373,127  $153,741,098   100 %
                                   ========= ============= ============ ======


NOTE:
(1) See Notes to Financial Statements.

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         EQUITY INVESTOR FUND
Request the most                         INDEX SERIES
recent free Information                  S&P 500 TRUST 2
Supplement that gives more               S&P 500 MIDCAP TRUST
details about the Fund,                  (A Unit Investment Trust)
by calling:                              ---------------------------------------
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1-800-323-1508                           complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-44844) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-3044).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
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                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
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                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     14124--4/00